RMA MONEY MARKET FUNDS                                         SEMIANNUAL REPORT


Dear Shareholder,                                              February 15, 2000

We are pleased to present you with the semiannual report for the PaineWebber RMA Money Market Portfolio; the PaineWebber RMA U.S. Government Portfolio; the PaineWebber RMA Tax-Free Fund, Inc.; the PaineWebber RMA California Municipal Money Fund; the PaineWebber RMA New York Municipal Money Fund; and the PaineWebber RMA New Jersey Municipal Money Fund, for the six-month period ended December 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] Interest rates remained under pressure during the period, as the economy continued to expand more briskly than anticipated. Economic activity showed no signs of abating through year-end. The Federal Reserve (the Fed) twice raised the Fed Funds rate by 25 basis points (bps; a basis point equals one one-hundredth of one percent). Combined with a 25 bps increase earlier in 1999, the two rate increases during the period completed the reversal of the 75 bps reduction engineered in 1998 to combat the global financial crisis. By year-end, the 30-year Treasury bond's yield had increased to 6.48%, just below its two-year high of 6.49% and finishing the year with its worst annual price performance ever. At the same time, short-term rates rose significantly, with 90-day T-bills moving from a yield equivalent of 4.76% at the beginning of the period to a yield of 5.31% at its close.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE AND CHARACTERISTICS, DECEMBER 31, 1999*

                                                    7-Day    Weighted
                                                   Current     Avg.                          AMT
                                                    Yield    Maturity       Net Assets     Holdings
---------------------------------------------------------------------------------------------------
  PaineWebber RMA Money Market Portfolio            5.12%     43 days      $14.5 billion     None
  PaineWebber RMA U.S. Government Portfolio         4.36%     24 days       $1.5 billion     None
  PaineWebber RMA Tax-Free Fund, Inc.               3.75%     39 days       $2.6 billion     None
  PaineWebber RMA California Municipal Money Fund   3.31%     51 days     $645.0 million     None
  PaineWebber RMA New York Municipal Money Fund     3.62%     45 days     $399.6 million     None
  PaineWebber RMA New Jersey Municipal Money Fund   3.38%     37 days     $108.6 million     None
---------------------------------------------------------------------------------------------------


* Yields will vary. The Funds are actively managed and their composition will vary over time.

SEMIANNUAL REPORT


     During the six-month period we kept the Funds' weighted average maturities below their peer-group averages in anticipation of further Fed increases. The Funds' below-average positions helped returns as interest rates rose. We maintained our focus on top-tier credit quality instruments.


OUTLOOK
--------------------------------------------------------------------------------

With the evidence suggesting that Y2K-related problems have been avoided, we think the Fed will focus initially on its near-term chore of mopping up the flood of liquidity it provided to the banking system ahead of the year-end changeover. Beyond that, however, is the more enduring question of how much growth the economy can enjoy without re-igniting inflation. While sympathetic to the argument for a new, inflation-free economy driven by productivity gains and excess capacity, the Fed remains cautious. Interest rates appear headed higher, with unemployment at 30-year lows, consumer confidence near record highs, equity markets ebullient, and economic expansion underway around much of the globe.

     At its most recent Open Market Committee meeting in February the Fed again raised rates by 25 bps. We expect an active Fed and rising rates across the yield curve in the first half of 2000. We look for moderating economic growth in the second half of the year, and believe interest rates will recede in response to slowing growth and the absence of real inflationary pressure. As always, we intend to maintain the Funds' emphasis on liquidity and high-quality instruments.

RMA MONEY MARKET FUNDS                                         SEMIANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,



/s/ Margo Alexander         /s/ Brian M. Storms       /s/ Dennis L. McCauley
MARGO ALEXANDER             BRIAN M. STORMS           DENNIS L. MCCAULEY
Chairman and                President and             Chief Investment Officer -
Chief Executive Officer     Chief Operating Officer   Fixed Income
Mitchell Hutchins           Mitchell Hutchins         Mitchell Hutchins Asset
Asset Management Inc.       Asset Management Inc.     Management Inc.



/s/ Susan P. Ryan           /s/ Elbridge T. Gerry, III
SUSAN P. RYAN               ELBRIDGE T. GERRY, III
Portfolio Manager           Portfolio Manager
PaineWebber                 PaineWebber Tax-Free Fund, Inc.
RMA Money Market Portfolio
PaineWebber RMA
U.S. Government Portfolio


     This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended December 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


STATEMENT OF NET ASSETS                            DECEMBER 31, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--21.27%
$  629,200  U.S. Treasury Bills ........................................    01/06/00 to 10/12/00   4.240 to 5.375%   $  623,481,780
   145,000  Federal Farm Credit Bank ...................................    01/03/00 to 01/04/00   5.550 to 5.925*      144,979,379
   363,750  Federal Home Loan Bank .....................................    01/03/00 to 01/12/00   4.970 to 6.311*      363,671,385
   290,000  Federal Home Loan Bank .....................................    01/19/00 to 08/23/00   4.850 to 5.810       290,000,000
   473,660  Federal Home Loan Mortgage Corporation .....................    01/20/00 to 03/16/00   5.360 to 5.580       470,892,328
    86,000  Federal Home Loan Mortgage Corporation .....................          01/04/00             5.963*            86,008,702
   240,000  Federal National Mortgage Association ......................    01/20/00 to 03/16/00   5.360 to 5.530@      238,841,240
    30,000  Federal National Mortgage Association ......................    02/23/00 to 05/26/00   5.040 to 5.670        30,032,646
   782,400  Student Loan Marketing Association .........................    01/04/00 to 02/25/00   5.560 to 6.133*      782,343,172
    58,000  Student Loan Marketing Association .........................    01/14/00 to 02/11/00   5.000 to 5.050        58,000,000
                                                                                                                     --------------
Total U.S. Government and Agency Obligations (cost--$3,088,250,632) ....                                              3,088,250,632
                                                                                                                     --------------

BANK NOTES--5.94%
DOMESTIC--5.52%
    50,000  Bank One N.A. ..............................................          01/24/00             6.159*            49,963,238
    42,000  Comerica Bank, N.A., Detroit ...............................          01/03/00             5.640*            41,994,635
    30,000  First National Bank N.A., Chicago ..........................          01/13/00             5.380*            29,995,008
     9,700  First National Bank N.A., Chicago ..........................          03/15/00             5.180              9,698,864
   180,000  First Tennessee Bank N.A., Memphis .........................    01/03/00 to 01/04/00   5.675 to 6.023*      180,000,000
    99,700  First Tennessee Bank N.A., Memphis .........................    01/14/00 to 04/12/00   5.100 to 5.210@       99,700,000
    68,466  Greenwood Trust Company ....................................    01/12/00 to 01/28/00   6.050 to 6.170        68,466,000
    52,700  Harris Trust & Savings Bank ................................    01/24/00 to 02/01/00   5.000 to 5.020        52,703,809
   268,700  LaSalle National Bank ......................................    01/25/00 to 07/21/00   4.940 to 5.690       268,686,498
                                                                                                                     --------------
                                                                                                                        801,208,052
                                                                                                                     --------------
YANKEE--0.42%
    62,000  Westpac Banking Corporation ................................          03/01/00             5.200             61,994,716
                                                                                                                     --------------
Total Bank Notes (cost--$863,202,768) ..................................                                                863,202,768
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT--13.30%
DOMESTIC--0.17%
    25,000  Harris Trust & Savings Bank ................................          02/14/00             5.050             24,999,709
                                                                                                                     --------------
YANKEE--13.13%
    75,000  ABN AMRO Bank N.V. .........................................    02/14/00 to 04/28/00   5.045 to 5.120        74,982,150
    34,000  Bank Of Nova Scotia ........................................          01/14/00             5.050             33,999,883
   123,600  Barclays Bank PLC ..........................................    01/10/00 to 03/01/00   4.980 to 5.230       123,602,543
   130,000  Barclays Bank PLC ..........................................          01/03/00             5.640*           129,979,719
    99,000  Bayerische Hypo und Vereinsbank AG .........................    04/28/00 to 07/12/00   5.150 to 5.710        98,982,056
    97,900  Canadian Imperial Bank of Commerce .........................    02/23/00 to 04/12/00   5.100 to 5.195        97,897,917
    45,000  Commerzbank AG .............................................          07/20/00             5.670             44,992,876
   100,000  Deutsche Bank AG ...........................................          04/04/00             5.820            100,005,143
   126,000  National Westminster Bank PLC ..............................    01/10/00 to 07/03/00   4.980 to 5.530       125,993,984
   107,000  Rabobank Nederland .........................................    02/07/00 to 04/12/00   4.990 to 5.140       106,991,358
    38,000  Royal Bank of Canada .......................................          03/31/00             5.515             37,996,845


4

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
YANKEE--(CONCLUDED)
$   95,000  Royal Bank of Canada .......................................          01/03/00         5.640 to 5.645%*  $   94,988,155
    75,000  San Paolo IMI SPA ..........................................          01/10/00             6.105             75,000,277
    50,000  Societe Generale ...........................................          04/03/00             5.830             50,002,545
   330,300  Svenska Handelsbanken Incorporated .........................    01/18/00 to 05/22/00   4.980 to 6.070       330,286,297
   185,000  Toronto-Dominion Bank ......................................    01/07/00 to 04/17/00   4.990 to 5.310       184,989,091
    50,000  Toronto-Dominion Bank ......................................          01/03/00             5.635*            49,992,488
    50,000  UBS AG .....................................................          12/01/00             6.200             49,978,126
    94,700  Westpac Banking Corporation ................................    03/17/00 to 03/31/00   5.165 to 5.175        94,695,890
                                                                                                                     --------------
                                                                                                                      1,905,357,343
                                                                                                                     --------------
Total Certificates of Deposit (cost--$1,930,357,052) ...................                                              1,930,357,052
                                                                                                                     --------------

COMMERCIAL PAPER@--55.17%
Asset Backed-Auto & Truck--1.86%
   270,000  New Center Asset Trust .....................................          01/03/00             5.000            269,925,000
                                                                                                                     --------------

ASSET BACKED-BANKING--4.52%
   421,216  Atlantis One Funding Corporation ...........................    01/25/00 to 03/24/00   5.770 to 6.020       418,076,702
   239,287  Woodstreet Funding Corporation .............................    01/07/00 to 03/20/00   5.850 to 6.750       237,978,040
                                                                                                                     --------------
                                                                                                                        656,054,742
                                                                                                                     --------------

ASSET BACKED-MISCELLANEOUS--15.40%
    68,000  Asset Securitization Cooperative Corporation ...............          01/14/00             6.513*            68,000,000
   240,702  Delaware Funding Corporation ...............................    02/02/00 to 02/25/00   5.850 to 6.120       239,056,977
    84,131  Enterprise Funding Corporation .............................    01/13/00 to 03/10/00   5.800 to 6.450        83,811,851
   452,790  Falcon Asset Securitization Corporation ....................    01/12/00 to 03/07/00   5.880 to 6.650       450,823,127
   190,223  Parthenon Receivables Funding LLC ..........................    01/18/00 to 03/22/00   5.710 to 6.150       189,191,599
   458,581  Preferred Receivables Funding Corporation ..................    01/18/00 to 02/29/00   5.500 to 6.150       456,078,146
   111,222  Quincy Capital Corporation .................................    01/13/00 to 02/11/00   5.960 to 6.300       110,703,723
   238,285  Receivables Capital Corporation ............................    01/19/00 to 02/24/00   5.880 to 6.250       237,111,348
   258,847  Triple-A One Funding Corporation ...........................    01/06/00 to 01/21/00   6.150 to 7.000       258,400,072
   143,000  Variable Funding Capital Corporation .......................    01/12/00 to 02/16/00   5.900 to 6.170       142,354,573
                                                                                                                     --------------
                                                                                                                      2,235,531,416
                                                                                                                     --------------

AUTO & TRUCK--2.12%
   100,000  Ford Motor Credit Corporation ..............................          01/20/00             5.490             99,710,250
   100,000  General Motors Acceptance Corporation ......................          01/03/00             5.000             99,972,222
   107,785  PACCAR Financial Corporation ...............................    01/13/00 to 02/02/00   5.850 to 6.400       107,338,125
                                                                                                                     --------------
                                                                                                                        307,020,597
                                                                                                                     --------------

BANKING-DOMESTIC--5.74%
    50,000  Abbey National North America ...............................          01/04/00             12.000            49,950,000
   110,000  BBL North America Funding Corporation ......................    03/10/00 to 03/17/00   5.910 to 6.020       108,926,364
    70,000  CBA (Delaware) Finance Incorporated ........................    02/22/00 to 03/03/00   5.840 to 5.920        69,321,511
    90,000  Cregem North America Incorporated ..........................    01/18/00 to 03/10/00   5.910 to 6.300        89,398,150
    84,000  Den Denske Corporation .....................................    05/31/00 to 06/30/00   5.770 to 5.820        81,678,102
    40,000  Dexia CLF Finance Company ..................................          03/10/00             5.970             39,542,300


                                                                               5

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
COMMERCIAL PAPER@--(CONTINUED)
BANKING-DOMESTIC--(CONCLUDED)
$   49,000  Fortis Funding LLC .........................................          03/06/00             5.910%        $   48,477,129
    50,000  Morgan (J.P.) & Company Incorporated .......................          02/04/00             5.940             49,719,500
   200,000  Westpac Capital Corporation ................................    01/28/00 to 05/10/00   5.700 to 6.040       197,178,903
   100,000  Westpac Trust Securities ...................................    02/07/00 to 05/17/00   5.750 to 5.890        98,603,222
                                                                                                                     --------------
                                                                                                                        832,795,181
                                                                                                                     --------------

BANKING-FOREIGN--1.91%
   160,000  Alliance & Leicester PLC ...................................    01/10/00 to 05/08/00   5.820 to 5.940       158,199,433
   120,000  Banque et Caisse d'Epargne de L'Etat .......................    01/27/00 to 02/08/00   5.850 to 6.010       119,332,378
                                                                                                                     --------------
                                                                                                                        277,531,811
                                                                                                                     --------------

BROKER-DEALER--7.72%
   150,000  Bear Stearns Companies Incorporated ........................    02/29/00 to 03/14/00   5.940 to 5.980       148,420,194
   366,000  Goldman Sachs Group Incorporated ...........................    01/12/00 to 02/29/00   6.000 to 6.260       363,156,271
   155,000  Merril Lynch & Company Incorporated ........................    01/21/00 to 02/29/00   5.940 to 5.950       154,134,020
   190,000  Morgan Stanley, Dean Witter & Company ......................    01/11/00 to 02/03/00   5.770 to 6.030       189,372,358
   265,000  Morgan Stanley, Dean Witter & Company ......................          01/03/00         5.080 to 5.230*      265,000,000
                                                                                                                     --------------
                                                                                                                      1,120,082,843
                                                                                                                     --------------

CONSUMER PRODUCTS--0.92%
    50,000  Gillette Company ...........................................          01/04/00             6.650             49,972,291
    84,000  Procter & Gamble Company ...................................    01/31/00 to 02/04/00       5.900             83,573,889
                                                                                                                     --------------
                                                                                                                        133,546,180
                                                                                                                     --------------

DRUGS, HEALTH CARE--1.41%
    25,000  Bayer Corporation ..........................................          01/27/00             5.950             24,892,570
    45,900  Glaxo Wellcome PLC .........................................          02/18/00             5.890             45,539,532
   135,300  Pfizer Incorporated ........................................    01/21/00 to 03/01/00   5.740 to 5.880       134,403,993
                                                                                                                     --------------
                                                                                                                        204,836,095
                                                                                                                     --------------

ELECTRONICS--0.30%
    23,900  Motorola Credit Corporation ................................          02/11/00             5.810             23,741,855
    20,000  Motorola Incorporated ......................................          02/17/00             5.820             19,848,033
                                                                                                                     --------------
                                                                                                                         43,589,888
                                                                                                                     --------------

ENERGY--1.30%
   100,000  Exxon Asset Management Company .............................    01/11/00 to 01/24/00   5.990 to 6.450        99,719,069
    50,000  Exxon Imperial U.S. Incorporated ...........................          01/19/00             6.250             49,843,750
    40,000  Texaco Incorporated ........................................          02/24/00             5.800             39,652,000
                                                                                                                     --------------
                                                                                                                        189,214,819
                                                                                                                     --------------

FINANCE-CONDUIT--3.49%
    30,000  MetLife Funding Incorporated ...............................          02/17/00             6.080             29,761,866
   100,000  Toronto-Dominion Holdings USA Incorporated .................    01/12/00 to 01/24/00   6.340 to 6.600        99,696,639
   377,478  UBS Finance (Delaware) LLC .................................    01/03/00 to 01/04/00       5.000            377,359,256
                                                                                                                     --------------
                                                                                                                        506,817,761
                                                                                                                     --------------


6

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
COMMERCIAL PAPER@--(CONCLUDED)
FINANCE-SUBSIDIARY--1.72%
$   25,000  Deutsche Bank Financial Incorporated .......................          01/12/00             5.950%        $   24,954,549
   100,000  Dresdner U.S. Finance ......................................    01/07/00 to 01/10/00   6.230 to 6.330        99,869,375
   124,873  National Australia Funding (Delaware) Incorporated .........    01/21/00 to 02/01/00   5.970 to 6.400       124,288,887
                                                                                                                     --------------
                                                                                                                        249,112,811
                                                                                                                     --------------

FOOD, BEVERAGE & TOBACCO--0.99%
    20,000  Campbell Soup Company ......................................          02/04/00             5.810             19,890,256
    50,000  Diageo Capital PLC .........................................          02/03/00             5.910             49,729,125
    75,000  Sara Lee Corporation .......................................    01/24/00 to 01/27/00   5.870 to 6.250        74,694,361
                                                                                                                     --------------
                                                                                                                        144,313,742
                                                                                                                     --------------

INSURANCE--0.34%
    20,000  Allstate Corporation .......................................          02/11/00             5.970             19,864,017
    30,000  USAA Capital Corporation ...................................          01/26/00             6.000             29,875,000
                                                                                                                     --------------
                                                                                                                         49,739,017
                                                                                                                     --------------

MACHINERY--0.21%
    30,280  Caterpillar Financial Services .............................          02/03/00             5.900             30,116,236
                                                                                                                     --------------

MANUFACTURING-DIVERSIFIED--0.08%
    12,000  Allied Signal Incorporated .................................          01/25/00             5.920             11,952,640
                                                                                                                     --------------

METALS & MINING--0.33%
    48,160  Rio Tinto America Incorporated .............................          02/07/00             5.930             47,866,478
                                                                                                                     --------------

OIL EQUIPMENT & SERVICES--0.07%
    10,850  Colonial Pipeline Company ..................................          01/28/00             5.900             10,801,989
                                                                                                                     --------------

PAPER & FOREST PRODUCTS--0.54%
    78,000  Weyerhaeuser Real Estate Company ...........................    01/19/00 to 01/28/00   5.850 to 6.400        77,668,725
                                                                                                                     --------------

TELECOMMUNICATIONS--2.77%
    25,200  American Telephone & Telegraph .............................          01/18/00             6.000             25,128,600
    57,535  Bell Atlantic Financial Services, Incorporated .............    01/18/00 to 01/24/00       5.980             57,352,594
    10,000  Bell Atlantic Network Funding Corporation ..................          02/03/00             5.900              9,945,917
   288,150  BellSouth Capital Funding Corporation ......................    02/08/00 to 03/14/00   5.750 to 6.050       285,767,274
    25,000  Lucent Technologies Incorporated ...........................          05/04/00             5.750             24,504,861
                                                                                                                     --------------
                                                                                                                        402,699,246
                                                                                                                     --------------

UTILITY-ELECTRIC--1.43%
   208,897  Southern Company ...........................................    01/25/00 to 02/10/00   5.820 to 6.400       207,624,100
                                                                                                                     --------------
Total Commercial Paper (cost--$8,008,841,317) ..........................                                              8,008,841,317
                                                                                                                     --------------


7

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
SHORT-TERM CORPORATE OBLIGATIONS--0.86%
AUTO & TRUCK--0.34%
$   50,000  Ford Motor Credit Corporation ..............................          01/03/00             5.740%*      $    49,975,532
                                                                                                                    ---------------
BROKER-DEALER--0.17%
    25,000  Morgan Stanley, Dean Witter & Company ......................          04/24/00             5.875             25,012,286
                                                                                                                    ---------------
FINANCE-DIVERSIFIED--0.35%
    50,000  Associates Corporation of North America ....................          01/31/00             6.410*            49,985,197
                                                                                                                    ---------------
Total Short-Term Corporate Obligations (cost--$124,973,015) ............                                                124,973,015
                                                                                                                    ---------------
 NUMBER OF
  SHARES
   (000)
-----------
MUTUAL FUNDS--2.85%
   103,842  AIM Liquid Assets Portfolio ................................                                                103,841,719
   310,137  AIM Prime Portfolio ........................................                                                310,136,825
                                                                                                                    ---------------
Total Mutual Funds (cost--$413,978,544) ................................                                                413,978,544
                                                                                                                    ---------------
Total Investments (cost--$14,429,603,328 which approximates
   cost for federal income tax purposes)--99.39% .......................                                             14,429,603,328
Other assets in excess of liabilities--0.61% ...........................                                                 88,106,363
                                                                                                                    ---------------
Net Assets (applicable to 14,521,077,273 shares of common
   stock outstanding at $1.00 per share)--100.00% ......................                                            $14,517,709,691
                                                                                                                    ===============

----------------------
* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 1999.
@  Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--43 days



                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO


STATEMENT OF NET ASSETS                            DECEMBER 31, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
U.S. GOVERNMENT OBLIGATIONS--58.53%
$  450,000  U.S. Treasury Bills ..........................................  01/13/00 to 01/27/00    3.500 to 5.190%@ $  448,945,389
   450,000  U.S. Treasury Notes ..........................................  01/15/00 to 07/31/00    5.375 to 8.500      450,777,106
                                                                                                                     --------------
Total U.S. Government Obligations (cost--$899,722,495) ...................                                              899,722,495
                                                                                                                     --------------

REPURCHASE AGREEMENTS--40.96%
       429  Repurchase Agreement dated 12/28/99 with Banc One
              Capital Markets collateralized by $433,000 U.S.
              Treasury Notes, 5.125% due 08/01/00 (value-$437,847);
              proceeds: $429,386 .........................................        01/03/00             5.400                429,000
    49,571  Repurchase Agreement dated 12/28/99 with Banc One
              Capital Markets collateralized by $50,000,000 U.S.
              Treasury Notes, 5.125% due 08/31/00 (value-$50,562,000);
              proceeds: $49,615,614 ......................................        01/03/00             5.400             49,571,000
    50,000  Repurchase Agreement dated 12/31/99 with Banc One
              Capital Markets collateralized by $46,232,000 U.S.
              Treasury Notes, 11.750% due 02/15/01 (value-$51,021,635);
              proceeds: $50,011,458 ......................................        01/03/00             2.750             50,000,000
    12,415  Repurchase agreement dated 12/28/99 with Bear
              Stearns & Company, collateralized by $12,000,000 U.S.
              Treasury Bonds, 7.250% due 05/15/16 (value-$12,676,800);
              proceeds: $12,426,070 ......................................        01/03/00             5.350             12,415,000
     9,395  Repurchase agreement dated 12/28/99 with Bear
              Stearns & Company, collateralized by $8,880,000 U.S.
              Treasury Bonds, 7.500% due 11/15/16 (value-$9,600,168);
              proceeds: $9,403,377 .......................................        01/03/00             5.350              9,395,000
    28,190  Repurchase agreement dated 12/28/99 with Bear
              Stearns & Company, collateralized by $28,645,000 U.S.
              Treasury Bonds, 7.500% due 02/28/01 (value-$28,756,716);
              proceeds: $28,215,136 ......................................        01/03/00             5.350             28,190,000
    50,000  Repurchase Agreement dated 12/31/99 with Deustche Bank
              Securities Incorporated, collateralized by $48,075,000 U.S.
              Treasury Notes, 7.000% due 07/15/06 (value-$51,000,845);
              proceeds: $50,012,917 ......................................        01/03/00             3.100             50,000,000
    50,000  Repurchase Agreement dated 12/31/99 with Dresdner Kleinwort
              Benson N.A. LLC, collateralized by $35,052,000 U.S. Treasury
              Bonds, 11.250% due 02/15/15 (value-$51,000,660);
              proceeds: $50,012,500 ......................................        01/03/00             3.000             50,000,000
    29,270  Repurchase Agreement dated 12/31/99 with J.P. Morgan Securities
              Incorporated, collateralized by $30,043,000 U.S. Treasury
              Notes, 5.750% due 06/30/01 (value-$30,385,737);
              proceeds: $29,276,708 ......................................        01/03/00             2.750             29,270,000
    50,000  Repurchase Agreement dated 12/31/99 with Morgan Stanley & Company
              Incorporated, collateralized by $35,010,000 U.S. Treasury
              Bonds, 11.250% due 02/15/15 (value-$51,006,069);
              proceeds: $50,012,500 ......................................        01/03/00             3.000             50,000,000
    50,000  Repurchase Agreement dated 12/28/99 with Banc of America
              Securities LLC, collateralized by $42,000,000 U.S. Treasury
              Bonds, 11.750% due 12/15/10 (value-$53,077,500);
              proceeds: $50,045,167 ......................................        01/03/00             5.420             50,000,000
       662  Repurchase Agreement dated 12/28/99 with SGCowen Securities
              Corporation, collateralized by $671,000 U.S. Treasury
              Notes, 5.500% due 08/31/01 (value-$675,362);
              proceeds: $662,601 .........................................        01/03/00             5.450                662,000
    49,338  Repurchase Agreement dated 12/28/99 with SG Cowen Securities
              Corporation, collateralized by $50,000,000 U.S. Treasury
              Notes, 5.500% due 08/31/01 (value-$50,325,000);
              proceeds: $49,382,815 ......................................        01/03/00             5.450             49,338,000
   100,325  Repurchase Agreement dated 12/31/99 with State Street Bank
              Corporation, collateralized by $99,714,007 U.S. Treasury
              Notes, 6.375% due 08/15/02 (value-$102,331,500);
              proceeds: $100,345,901 .....................................        01/03/00             2.500            100,325,000


                                                                               9

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------      ---------
REPURCHASE AGREEMENTS--(CONCLUDED)
$   50,000  Repurchase Agreement dated 12/31/99 with State Street
              Bank Corporation, collateralized by $49,515,000 U.S.
              Treasury Notes, 7.500% due 11/15/01 (value-$51,000,450);
              proceeds: $50,013,333 ......................................        01/03/00             3.200%        $   50,000,000
    50,000  Repurchase Agreement dated 12/31/99 with Warburg Dillon
              Read LLC, collateralized by $44,737,000 U.S. Treasury
              Bonds, 7.625% due 02/15/25 (value-$51,000,180);
              proceeds: $50,012,500 ......................................        01/03/00             3.000             50,000,000
                                                                                                                     --------------
Total Repurchase Agreements (cost--$629,595,000) .........................                                              629,595,000
                                                                                                                     --------------
Total Investments (cost--$1,529,317,495 which approximates cost for
  federal income tax purposes)--99.49% ...................................                                            1,529,317,495
Other assets in excess of liabilities--0.51% .............................                                                7,907,671
                                                                                                                     --------------
Net Assets (applicaple to 1,537,605,671 shares of common stock
  outstanding at $1.00 per share)--100.00% ...............................                                           $1,537,225,166
                                                                                                                     ==============

-------------------
@  Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--24 days



                See accompanying notes to financial statements.

PAINEWEBBER RMA TAX-FREE FUND, INC.


STATEMENT OF NET ASSETS        DECEMBER 31, 1999 (unaudited)

PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
ALABAMA--2.02%
$   20,900  Birmingham Alabama Medical Clinic Board Revenue (U.A.H.S.F) .             A                5.150%        $   20,900,000
     9,535  Birmingham Alabama Refunding, Series A ......................             A                5.400              9,535,000
     5,335  Birmingham Alabama Special Care Facilities
              (Eye Foundation Hospital), Series A .......................             A                5.150              5,335,000
     2,015  Jefferson County Board of Education School Refunding, Series A        02/15/00             4.500              2,018,507
     1,950  Phenix City Alabama Industrial Development Board Environmental
              Improvement Revenue (Kraft Project) .......................             A                4.800              1,950,000
     6,000  Port City Medical Board of Mobile (Infirmary Health Systems)
              Tax-Exempt Commercial Paper ...............................         03/17/00             3.750              6,000,000
     6,000  St. Clair County Industrial Development Board (National Cement
              Company Inc. Project) .....................................             A                5.450              6,000,000
                                                                                                                     --------------
                                                                                                                         51,738,507
                                                                                                                     --------------
ALASKA--0.36%
     1,300  Valdez Alaska Marine Terminal Revenue (Exxon Pipeline Company)            A                4.850              1,300,000
     2,500  Valdez Alaska Marine Terminal Revenue (Exxon Pipeline Company)
              Project A .................................................             A                4.750              2,500,000
     5,300  Valdez Alaska Marine Terminal Revenue (Exxon Pipeline Company)
              Project B .................................................             A                4.750              5,300,000
                                                                                                                     --------------
                                                                                                                          9,100,000
                                                                                                                     --------------
ARIZONA--3.92%
    11,200  Apache County Industrial Development Authority
              (Tucson Electric Power Company Project Series B) ..........             A                5.450             11,200,000
     6,500  Apache County Industrial Development Authority
              (Tucson Electric Power Springerville Project) .............             A                5.500              6,500,000
     7,300  Maricopa County Arizona Pollution Control Corporation
              (Arizona Public Service Company Series A) .................             A                4.750              7,300,000
     3,600  Maricopa County Arizona Pollution Control Corporation
              (Arizona Public Service Company Series B) .................             A                4.900              3,600,000
     4,800  Maricopa County Arizona Pollution Control Corporation
              (Arizona Public Service Company Series C) .................             A                4.800              4,800,000
     3,600  Maricopa County Pollution Control Corporation
              (Arizona Public Service Company Series F) .................             A                4.800              3,600,000
    10,000  Maricopa County Pollution Control Revenue (El Paso Project A)             A                5.250             10,000,000
     5,000  Maricopa County Pollution Control Revenue
              (El Paso Electric Palo Verde Project) Series E ............             A                5.250              5,000,000
     2,200  Maricopa County Pollution Control Revenue
              (Public Service Company Series B) .........................             A                5.000              2,200,000
     3,000  Pinal County Pollution Control Revenue
              (Newmont Mining Corp Series A) ............................             A                4.750              3,000,000
     3,650  Scottsdale Industrial Development Authority Hospital Revenue
              (Scottsdale Memorial Health Systems Series B) .............             A                5.150              3,650,000
    39,389  Salt River Agricultural Improvement and Power Project
              Tax-Exempt Commerical Paper ...............................   01/25/00 to 04/07/00   3.400 to 3.750        39,389,000
                                                                                                                     --------------
                                                                                                                        100,239,000
                                                                                                                     --------------


                                                                              11

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
CALIFORNIA--0.38%
$    2,900  California Higher Education Loan Authority
              (Student Loan) ............................................             A                3.500%        $    2,900,000
     6,900  Los Angeles Regional Airports Improvement Corporation
              Lease Revenue .............................................             A                4.800              6,900,000
                                                                                                                     --------------
                                                                                                                          9,800,000
                                                                                                                     --------------
COLORADO--0.77%
    10,500  Moffat County Pollution Control Revenue
              (Colorado-Ute Electric) ...................................             A                4.800             10,500,000
     4,600  Moffat County Pollution Control Revenue (Pacificorp Project)              A                4.800              4,600,000
     4,450  Smith Creek Metropolitan District Revenue ...................             A                5.000              4,450,000
                                                                                                                     --------------
                                                                                                                         19,550,000
                                                                                                                     --------------
DELAWARE--1.03%
    26,300  Delaware Economic Development Authority
              (Hospital Billing and Collection Service, Ltd.) ...........             A                5.600             26,300,000
                                                                                                                     --------------
DISTRICT OF COLUMBIA--0.96%
     2,400  District of Columbia General Fund Recovery Series B-2 .......             A                4.500              2,400,000
       800  District of Columbia Refunding Series A-5 ...................             A                5.150                800,000
    10,000  District of Columbia Revenue Multimodal JFK Center
              Performing Arts ...........................................             A                4.400             10,000,000
     5,855  District of Columbia Revenue Pooled Loan Program Series A ...             A                5.400              5,855,000
     5,500  District of Columbia (National Academy of Science)
              Tax-Exempt Commercial Paper ...............................   01/20/00 to 03/15/00    3.700 to 3.750        5,500,000
                                                                                                                     --------------
                                                                                                                         24,555,000
                                                                                                                     --------------
FLORIDA--4.60%
    25,600  Dade County Water and Sewer System Revenue ..................             A                4.750             25,600,000
     9,845  Jacksonville Health Facilities Authority Hospital
              (Charity Obligation Group) ................................             A                4.750              9,845,000
     3,900  Tampa Florida Occupational License Tax, Series A ............             A                5.250              3,900,000
     3,800  University Athletic Association Incorporated Rangely ........             A                4.500              3,800,000
     2,100  University Athletic Association Incorporated Rangely
              University of Florida Stadium Project .....................             A                2.600              2,100,000
     3,260  Volusia County Florida Health Facilities Authority Revenue
              Aces Pooled Hospital Loan Program .........................             A                5.250              3,260,000
    15,349  Florida Local Government Finance Commission, Series A
              Tax-Exempt Commercial Paper ...............................   02/07/00 to 03/13/00    3.400 to 3.650       15,349,000
     9,330  Florida Local Government Finance Commission, Series B
              Tax-Exempt Commercial Paper ...............................         03/16/00             3.800              9,330,000
    11,100  Florida Municipal Power Agency Series A
              Tax-Exempt Commercial Paper ...............................   02/07/00 to 03/08/00    3.500 to 3.600       11,100,000
     6,000  Jacksonville Electric Series A
              Tax-Exempt Commercial Paper ...............................         02/11/00             3.650              6,000,000
     7,400  Orange County Health facilities Authority (Pooled Hospital)
              Tax-Exempt Commercial Paper ...............................         02/04/00             3.600              7,400,000
     7,750  Sarasota County Public Hospital District
              Tax-Exempt Commercial Paper ...............................         01/31/00             3.650              7,750,000


12

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
FLORIDA--(CONCLUDED)
$   12,100  Sunshine State Government Finance Commission
              Tax-Exempt Commercial Paper ...............................         01/24/00             3.500%        $   12,100,000
                                                                                                                     --------------
                                                                                                                        117,534,000
                                                                                                                     --------------
GEORGIA--6.65%
    24,600  Burke County Development Authority Pollution Control Revenue
              (Georgia Power) Tax-Exempt Commercial Paper ...............   02/14/00 to 04/25/00       3.700             24,600,000
    30,000  Burke County Development Authority Pollution Control Revenue
              (Oglethorpe Power Corp.) ..................................   02/22/00 to 03/07/00    3.500 to 3.600       30,000,000
    19,700  Burke County Development Authority Pollution Control Revenue
              (Oglethorpe Power Corp.) ..................................             A                5.650             19,700,000
     1,200  Burke County Development Authority Pollution Control Revenue
              (Georgia Power Company Plant Vogtle 3rd) ..................             A                4.900              1,200,000
     2,600  Burke County Development Authority Pollution Control Revenue
              (Georgia Power Company Plant Vogtle 5th) ..................             A                4.750              2,600,000
    10,000  Cobb County Housing Authority Multi-Family Housing Revenue
              (Greenhouse Frey Apartment Project) .......................             A                5.500             10,000,000
    10,000  De Kalb County Housing Authority Multi-Family Housing Revenue
              Refunding (Post Walk Project) .............................             A                5.500             10,000,000
     5,500  De Kalb Private Hospital Authority Revenue Anticipation
              Certificates (ESR Childrens Health Series B) ..............             A                5.200              5,500,000
    20,000  Monroe County Development Authority Pollution Control Revenue
              (Georgia Power) Tax-Exempt Commercial Paper ...............         04/27/00             3.700             20,000,000
    16,965  Glynn Brunswick Memorial Hospital Anticipation Certificates
              (Southeast Georgia Project) ...............................             A                5.150             16,965,000
    10,400  Gwinnett County Housing Authority Multi-Family Housing Revenue
              (Greens Apartments Project) Tax-Exempt Commercial Paper ...             A                5.650             10,400,000
    19,150  Gwinnett County Housing Authority Multi-Family Housing Revenue
              (Post Chase Project) Tax-Exempt Commercial Paper ..........             A                5.500             19,150,000
                                                                                                                     --------------
                                                                                                                        170,115,000
                                                                                                                     --------------
IDAHO--0.06%
     1,600  Power County Pollution Control Revenue
              (FMC Corporation Project) .................................             A                4.800              1,600,000
                                                                                                                     --------------
ILLINOIS--11.75%
     4,000  Chicago Multi-Family Housing Revenue
              (Waveland Associates Project D) ...........................             A                5.550              4,000,000
     1,500  Chicago Multi-Family Housing Revenue
              (Waveland Association Project E) ..........................             A                5.550              1,500,000
    35,400  Chicago O'Hare International Airport Revenue, Series C ......             A                5.400             35,400,000
    39,600  Cook County .................................................             A                5.800             39,600,000
     4,600  Cook County .................................................         11/01/00             7.150              4,799,042
     6,000  Illinois Development Finance Authority (Chicago Symphony
              Orchestra) ................................................             A                5.400              6,000,000
    23,200  Illinois Development Finance Authority Pollution Control
              Revenue (Commonwealth Edison) .............................             A                5.650             23,200,000
     7,500  Illinois Development Finance Authority Revenue
              (Francis W. Parker School Project) ........................             A                5.400              7,500,000
     4,000  Illinois Development Finance Authority Revenue
              (Provena Health) Series C .................................             A                5.500              4,000,000


                                                                              13

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
ILLINOIS--(CONCLUDED)
$    9,000  Illinois Educational Facilities Authority Revenue
              (Field Museum of Natural History) adjustable rate bond ....          5/15/00             3.900%        $    9,000,000
     4,795  Illinois Educational Facilities Authority Revenue
              (Northwestern University) .................................             A                5.400              4,795,000
     6,000  Illinois Educational Facilities Authority Revenue
              (Shedd Aquarium Society Series B) .........................         07/18/00             3.450              6,000,000
     1,000  Illinois Health Facilities Authority Revenue
              (Central Dupage Healthcorp) ...............................             A                4.750              1,000,000
    19,200  Illinois Health Facilities Authority Revenue
              (Central Health and Northwest Community) ..................             A                4.800             19,200,000
    27,000  Illinois Health Facilities Authority Revenue
              (Evanston Hospital Series A) adjustable rate bond .........    2/15/00 to 11/30/00    3.050 to 4.000       27,000,000
     2,500  Illinois Health Facility Authority Revenue
              (Evanston Hospital) adjustable rate bond ..................         05/31/00             3.250              2,500,000
     5,680  Illinois Health Facilities Authority Revenue
              (Loyola University Health Systems Series B) ...............             A                5.150              5,680,000
     8,000  Illinois Health Facilities Authority Revenue
              (Pooled Loan Series C) ....................................             A                5.300              8,000,000
     4,800  Illinois Health Facilities Authority Revenue
              (Resurrection Health Series A) ............................             A                5.000              4,800,000
     5,700  Illinois Health Facilities Authority Revenue
              (St. Lukes Medical Center Obligation Series B) ............             A                5.600              5,700,000
     5,000  Illinois Health Facilities Authority Revenue
              (University Chicago Hospital), Project C ..................             A                5.450              5,000,000
    25,465  Illinois Health Facilities Authority Revenue Refunding
              (Advocate Health Care Series B) ...........................             A                5.350             25,465,000
    16,600  Illinois Toll and Highway Authority .........................             A                5.150             16,600,000
     3,500  Jackson Union County Regional Port District Facilities Revenue
              Refunding (Enron Transportation Services) .................             A                5.700              3,500,000
    16,000  Lisle Illinois Multi-Family Revenue Housing
              (Four Lakes Phase V) ......................................             A                5.500             16,000,000
    14,285  Illinois Educational Facilities Authority Revenue (Pooled Loan)
              Tax-Exempt Commercial Paper ...............................   04/05/00 to 04/12/00    3.750 to 3.800       14,285,000
                                                                                                                     --------------
                                                                                                                        300,524,042
                                                                                                                     --------------
INDIANA--4.15%
    17,500  Indiana Bond Bank, Series A-2
              Advance Funding Program Note ..............................         01/19/00             3.500             17,504,481
     7,000  Indiana Health Facility Financing Authority Hospital Revenue
              (Aces Rehabilitation Hospital) ............................             A                5.150              7,000,000
     4,000  Indiana Municipal Power Supply Systems Revenue
              Refunding Series A ........................................             A                5.200              4,000,000
     4,250  Indianapolis Local Public Improvement Bond Bank
              Notes Series A ............................................         01/10/00             4.000              4,250,771
     5,125  Indianapolis Local Public Improvement Bond Bank
              Notes Series H ............................................         07/10/00             4.500              5,140,700
     9,300  Rockport Pollution Control Revenue Refunding
              (Indiana Michigan Power Company Project B) ................             A                5.500              9,300,000
    18,600  St. Joseph County Educational Facilities Revenue
              (University of Notre Dame) ................................             A                5.200             18,600,000
    28,300  City of Indianapolis Gas Utility System
              Tax-Exempt Commercial Paper ...............................   01/20/00 to 04/10/00    3.700 to 3.750       28,300,000


14

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
INDIANA--(CONCLUDED)
$   12,000  City of Sullivan Pollution Control Revenue National Rural
              Utilities (Hoosier Energy) Tax-Exempt Commercial Paper ....   01/20/00 to 04/13/00    3.200 to 3.800%  $   12,000,000
                                                                                                                     --------------
                                                                                                                        106,095,952
                                                                                                                     --------------
IOWA--0.90%
    23,000  Iowa Finance Authority (Village Court Project) ..............             A             3.625 TO 5.400       23,000,000
                                                                                                                     --------------
KANSAS--0.81%
     4,500  Kansas State Development Finance Authority Health Facilities
              Revenue Insured (Stormont Vail Series M) ..................             A                4.750              4,500,000
     5,100  Kansas State Development Finance Authority Revenue
              (Village Shalom Obligation Group) .........................             A                4.700              5,100,000
     5,050  Wyandotte County/Kansas City Unified Government .............         02/01/00             3.300              5,050,000
     5,965  Burlington Pollution Control Revenue (National Rural
              Utilities) Tax-Exempt Commercial Paper ....................         03/10/00             3.650              5,965,000
                                                                                                                     --------------
                                                                                                                         20,615,000
                                                                                                                     --------------
KENTUCKY--2.62%
     7,790  Kentucky Economic Development Finance Authority
              Hospital Facilities Revenue (Baptist Healthcare
              Systems Obligation) ......................................              A                5.450              7,790,000
    25,000  Kentucky Interlocal School Transportation Association
              Certificates Participation ...............................          06/30/00             4.000             25,057,147
     7,115  Kentucky State Turnpike Authority Economic Development .....          05/15/00          7.250 to 7.400        7,302,028
     7,895  Mason County Pollution Control Revenue
              (East Kentucky Power National Rural) .....................              A                5.550              7,895,000
     5,000  Jefferson County Kentucky Series A (Louisville Gas
              and Electric) Tax-Exempt Commercial Paper ................          02/18/00             3.350              5,000,000
    13,900  Trimble County Kentucky Pollution Control Revenue (Louisville
              Gas and Electric) Tax-Exempt Commercial Paper ............     01/24/00 to 04/06/00    3.500 to 3.800       13,900,000
                                                                                                                     --------------
                                                                                                                         66,944,175
                                                                                                                     --------------
LOUISIANA--3.93%
     9,700  Calcasieu Parish Industrial Development Board
              Pollution Control Revenue (Citgo Petrol Corporation) .....              A                5.750              9,700,000
     3,750  Calcasieu Parish Louisiana Sales Tax District ..............              A                5.650              3,750,000
     2,150  East Baton Rouge Parish Louisiana Pollution Control Revenue
              (Refunding Exxon Project) ................................              A                4.800              2,150,000
    27,000  Louisiana Offshore Terminal Authority Deepwater ............              A                5.400             27,000,000
    12,000  Louisiana Public Facilities Authority Pollution Control Revenue
              (Ciba Geigy) .............................................              A                5.400             12,000,000
     7,395  Louisiana Public Facilities Authority Revenue
              (College and University Equipment and Capital Series A) ..              A                5.500              7,395,000
    20,000  Lousiana Public Facility Tax-Exempt Commercial Paper .......    03/13/00 to 03/14/00       3.600             20,000,000
     1,000  Parish of East Baton Rouge Pollution Control
              Revenue (Exxon) ..........................................              A                2.850              1,000,000
     4,000  Plaquemines Port Harbor and Terminal District
              (Tampa Electric) .........................................          01/18/00             3.750              4,000,000
     1,600  Saint Charles Parish Louisiana Pollution Control Revenue
              (Shell Oil Company Project) ..............................              A                4.800              1,600,000
     2,000  Saint Charles Parish Louisiana Pollution Control Revenue
              (Shell Oil Company Project B) ............................              A                4.850              2,000,000



                                                                              15

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
LOUISIANA--(CONCLUDED)
$   10,000  South Louisiana Port Commission Marine Terminal
              Facilities Revenue (Occidental Petroleum) ................              A                5.400%        $   10,000,000
                                                                                                                     --------------
                                                                                                                        100,595,000
                                                                                                                     --------------
MARYLAND--3.64%
     4,100  Maryland Health and Higher Educational Facilities Series A
              (John Hopkins Hospital) ..................................              A                5.400              4,100,000
    20,400  Maryland Health and Higher Educational Facilities Series B
              (Pooled Loan Program) ....................................              A                5.150             20,400,000
     8,275  Northeast Maryland Waste Disposal Authority Resources
              Recovery Revenue (Refunding Harford County Resources) ....              A                5.050              8,275,000
     9,200  University of Maryland Equipment Tender Notes ..............              A                5.150              9,200,000
    51,000  Maryland Health and Higher Education, Series C
              (John Hopkins Hospital) Tax-Exempt Commercial Paper ......    01/26/00 to 04/11/00    3.200 to 3.700       51,000,000
                                                                                                                     --------------
                                                                                                                         92,975,000
                                                                                                                     --------------
MASSACHUSETTS--2.61%
    11,200  Boston Water and Sewer Commission Revenue Series A .........              A                5.200             11,200,000
    13,500  Massachusetts Bay Transport Authority Notes Series A .......          02/25/00             3.500             13,511,851
     5,000  Massachusetts Health and Educational Facilities
              Authority Revenue (Harvard University) ...................              A             4.750 to 4.900        5,000,000
     4,000  Massachusetts Municipal Wholesale Electric Company
              Power Supply Systems Revenue .............................              A                5.500              4,000,000
    14,000  Montachusett Massachusetts Regional Vocational Tech
              School District Bond Anticipation Notes ..................          01/21/00             4.000             14,002,754
     7,000  Narragansett Massachusetts Regional School District
              Bond Anticipation Notes ..................................          06/09/00             4.250              7,019,236
    12,000  Massachussetts Water Resources Authority
              Tax-Exempt Commercial Paper ..............................          02/17/00             3.850             12,000,000
                                                                                                                     --------------
                                                                                                                         66,733,841
                                                                                                                     --------------
MICHIGAN--2.36%
       300  Delta County Michigan Economic Development Corporation
              Environmental Improvement Revenue ........................              A                4.800                300,000
    14,700  Kent Hospital Finance Authority Michigan Revenue Refunding
              (Spectrum Health Series B) ...............................              A                5.150             14,700,000
     3,000  Michigan Municipal Bond Authority Revenue Series B 1 .......          08/25/00             4.250              3,012,175
     4,000  Michigan State Housing Development Authority (Shoal Creek) .              A                5.600              4,000,000
     3,500  Michigan State Strategic Fund Pollution Control Revenue ....
              (Consumers Power Project Series A) .......................              A                4.900              3,500,000
    15,650  Michigan Strategic Fund (Dow Chemical) .....................              A                4.800             15,650,000
     2,700  Michigan Strategic Fund Limited Obligation Revenue
              (Detroit Edison Company) .................................              A                5.000              2,700,000
     6,900  Michigan University Revenues Refunding Hospital
              Series A 2 ...............................................              A                4.800              6,900,000
     4,200  Midland County Michigan Economic Development Corporation
              Limited Obligation Revenue (Dow Chemcial Company) ........              A                5.050              4,200,000


16

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MICHIGAN--(CONCLUDED)
$    5,400  Northville Township Economic Development Corporation
              Limited Obligation Revenue (Thrifty Northville
              Incorporated Project) ....................................              A                5.125%        $    5,400,000
                                                                                                                     --------------
                                                                                                                         60,362,175
                                                                                                                     --------------
MINNESOTA--0.14%
     3,600  Rochester Health Care Facilities (Mayo Clinic)
              Tax-Exempt Commercial Paper ..............................          03/08/00             3.800              3,600,000
                                                                                                                     --------------
MISSISSIPPI--0.94%
     5,900  Harrison County Pollution Control Revenue (DuPont) .........              A                4.800              5,900,000
     2,500  Jackson County Port Facility Revenue
              (Refunding Chevron USA Incorporated Project) .............              A                3.850              2,500,000
     8,700  Mississippi Business Finance Corporation Mississippi Revenue
              (Mississippi College) ....................................              A                5.400              8,700,000
     7,000  Clairebore County Pollution Control Revenue Series 2 (CFC)
              Tax-Exempt Commercial Paper ..............................          04/10/00             3.750              7,000,000
                                                                                                                     --------------
                                                                                                                         24,100,000
                                                                                                                     --------------
MISSOURI--1.65%
    34,000  Missouri Health and Educational Facilities Authority Revenue
              (Medical Research Facilities Stowers A) ..................              A                5.650             34,000,000
     5,550  Missouri State Health and Educational Facilities Authority
              Health Facilities Revenue (Barnes Hospital) ..............          12/15/00             7.125              5,808,426
     2,400  Missouri State Health and Educational Facilities Authority
              Educational Facilities Revenue (St Louis University) .....              A                4.750              2,400,000
                                                                                                                     --------------
                                                                                                                         42,208,426
                                                                                                                     --------------

NEBRASKA--2.47%
     5,340  Lancaster County Hospital Revenue
              (Bryan Memorial Hospital Project) ........................              A                5.150              5,340,000
     3,200  Nebhelp Incorporated Nebraska Revenue
              Multiple Mode Student Loan, Series A .....................              A                5.600              3,200,000
    15,100  Nebhelp Incorporated Nebraska Revenue
              Multiple Mode Student Loan, Series E .....................              A                5.600             15,100,000
    12,000  Nebraska Public Power District Series A Tax-Exempt
              Commercial Paper .........................................          01/28/00             3.600             12,000,000
    27,510  Omaha Public Power District Electric Tax-Exempt
              Commercial Paper .........................................    02/08/00 to 03/06/00    3.250 to 3.600       27,510,000
                                                                                                                     --------------
                                                                                                                         63,150,000
                                                                                                                     --------------
NEVADA--1.65%
    26,565  Clark County Airport Improvement Revenue ..................               A             5.150 to 5.200       26,565,000
     4,490  Clark County School District Bonds ........................           06/15/00          6.000 to 6.500        4,550,253
    11,000  Las Vegas Valley Water Series A Tax-Exempt
              Commercial Paper ........................................     01/21/00 to 01/25/00       3.850             11,000,000
                                                                                                                     --------------
                                                                                                                         42,115,253
                                                                                                                     --------------
NEW HAMPSHIRE--1.30%
    13,800  New Hampshire Business Finance Authority Series A
              Resource Recovery Revenue ................................              A                5.650             13,800,000
    19,525  New Hampshire Housing Finance Authority
              Multi-Family Revenue (EQR Bond Partnership Project) ......              A                5.500             19,525,000
                                                                                                                     --------------
                                                                                                                         33,325,000
                                                                                                                     --------------


                                                                              17

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------

NEW JERSEY--0.04%
$    1,000  New Jersey Economic Development Authority Revenue
              (El Dorado Terminals Series A) ...........................          01/03/00             4.900%        $    1,000,000
                                                                                                                     --------------
NEW MEXICO--0.95%
     2,900  Albuquerque Gross Receipts Lodgers Tax Revenue Series A ....              A                5.200              2,900,000
     4,600  Hurley Pollution Control Revenue Kennecott Santa Fe ........              A                4.850              4,600,000
    16,900  University of New Mexico University Revenues ...............              A                5.150             16,900,000
                                                                                                                     --------------
                                                                                                                         24,400,000
                                                                                                                     --------------
NEW YORK--2.80%
     2,000  Clarkstown Central School District Tax Anticipation Notes ..          06/30/00             4.000              2,003,351
    10,000  Metropolitan Transportation Authority
              Tax-Exempt Commercial Paper ..............................          03/03/00             3.600             10,000,000
     2,200  New York City ..............................................              A                4.750              2,200,000
     2,100  New York City Series F-3 ...................................                               5.400              2,100,000
    10,000  New York City Series A51 ...................................              A                3.850             10,000,000
       300  New York City Subseries E-4 ................................              A                4.750                300,000
     7,000  New York City Municipal Water Finance Authority ............          03/10/00             3.750              7,000,000
     7,300  New York City Municipal Water Finance Authority ............              A                5.000              7,300,000
    10,000  New York City Tax-Exempt Commercial Paper ..................          01/27/00             3.750             10,000,000
       600  New York City Trust for Cultural Resources
              (Soloman R Guggenheim) ...................................              A                4.750                600,000
       700  New York State Dormitory Authority Revenue
              (Cornell University) .....................................              A                4.750                700,000
     4,155  New York State Dormitory Authority Revenue
              (State University Educational Series B) ..................          05/15/00             7.375              4,300,531
     4,000  New York State Energy Research and Development Authority Gas
              Facilities Revenue (Brooklyn Union Gas Company
              Series A1) ...............................................              A                5.450              4,000,000
    11,000  Riverhead Central School District Tax Anticipation Notes ...          06/23/00             3.750             11,009,346
                                                                                                                     --------------
                                                                                                                         71,513,228
                                                                                                                     --------------
NORTH CAROLINA--7.47%
    25,980  Charlotte Airport Revenue ..................................              A                5.150             25,980,000
    16,400  Charlotte Mecklenberg Hospital Authority
              Health Care Systems Revenue Series D .....................              A                5.150             16,400,000
     3,400  Greensboro Enterprise Systems Revenue Series B .............              A                5.150              3,400,000
    10,975  North Carolina Educational Facilities Finance Agency Revenue
              (Guilford College) .......................................              A                5.500             10,975,000
    24,000  North Carolina Educational Facility
              (Bowman Grey School Medical Project) .....................              A                4.900             24,000,000
    65,975  North Carolina Educational Facility
              (Duke University Project Series A) .......................              A                4.950             65,975,000
     9,815  North Carolina Educational Facility (Elon College) .........              A                5.200              9,815,000
     1,900  North Carolina Medical Care Commission Hospital Revenue
              (Pooled Loans Series B) ..................................              A                5.050              1,900,000
     5,200  North Carolina Medical Care Commission Revenue
              (Carol Woods Project) ....................................              A                5.050              5,200,000
     6,000  Raleigh Durham Airport Authority Special Facility Revenue
              (American Airlines Series A) .............................              A                4.950              6,000,000


18

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
NORTH CAROLINA--(CONCLUDED)
$    7,600  Union County Industrial Facilities and Pollution Control
              Financing Authority (Square D Company Project) ...........              A             4.125 to 5.350%  $    7,600,000
    10,000  Wake County North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue
              (Carolina Power and Light Company Series C) ..............              A                5.200             10,000,000
     3,700  Wake County North Carolina Industrial Facilities and
              Pollution Control (Carolina Power and Light) Financing
              Authority Revenue Series B ...............................              A                4.500              3,700,000
                                                                                                                     --------------
                                                                                                                        190,945,000
                                                                                                                     --------------
OHIO--2.50%
     5,000  Columbus Electric Systems Revenue ..........................              A                3.650              5,000,000
    18,900  Columbus Sewer Revenue .....................................              A                5.400             18,900,000
     4,200  Cuyahoga County (Cleveland Orchestra Project) ..............              A                4.750              4,200,000
    10,000  Cuyahoga County Hospital Revenue
              (Cleveland Clinic Foundation Series A) ...................              A                5.650             10,000,000
     4,835  Cuyahoga County Hospital Revenue Series A ..................              A                5.650              4,835,000
     1,650  Hamilton County Hospital Facilities Revenue
              (Bethesda Hospital Incorporated) .........................              A                5.350              1,650,000
     1,300  Ohio State Air Quality Development Authority
              Pollution Control Revenue (Cincinnati Gas and Electric) ..              A                4.750              1,300,000
    14,000  Ohio State Air Quality Development Authority Revenue Refunding
              (Ohio Edison Project, Series A) ..........................              A                2.850             14,000,000
     4,000  Ohio State Air Quality Development Authority
              Tax-Exempt Commercial Paper ..............................          01/19/00             3.900              4,000,000
                                                                                                                     --------------
                                                                                                                         63,885,000
                                                                                                                     --------------
OREGON--1.23%
     5,000  Multnomah County School District 1J
              Tax and Revenue Anticipation Notes .......................          06/30/00             4.000              5,011,974
    16,300  Oregon State General Obligation (Veterans Welfare) .........              A                5.800             16,300,000
    10,000  Portland Oregon Tax Anticipation Notes .....................          06/29/00             4.250             10,038,027
                                                                                                                     --------------
                                                                                                                         31,350,001
                                                                                                                     --------------
PENNSYLVANIA--2.71%
     3,000  Beaver County Pollution Control Revenue
              (Ohio Edison Company Series A) ...........................              A                3.100              3,000,000
    21,200  Delaware Valley Regional Finance Authority
              Local Government Revenue .................................              A                5.200             21,200,000
     4,600  Delaware Valley Regional Finance Authority Series A
              Local Government Revenue .................................              A                5.200              4,600,000
     4,200  Delaware Valley Regional Finance Authority Series B
              Local Government Revenue .................................              A                5.200              4,200,000
    12,200  NorthCumberland County Industrial Development Authority
              Pollution Control Revenue (Merck and Company) ............              A             3.000 to 5.250       12,200,000
     2,400  Pennsylvania State First Series ............................          03/01/00             4.500              2,404,136
     1,000  Pennsylvania Strategic Industrial Development Authority
              Economic Development .....................................          07/01/00             4.600              1,004,823


                                                                              19

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
PENNSYLVANIA--(CONCLUDED)
$    1,000  Philadelphia Authority for Industrial Development Revenue
              (Institute Cancer Research Project Series A) .............              A                4.800%        $    1,000,000
     1,600  Philadelphia Authority for Industrial Development Revenue
              (Fox Chase Cancer Center Project) ........................              A                4.800              1,600,000

     3,600  Philadelphia Hospital and Higher Education
              Health Systems (Jefferson B Project) .....................              A                3.250              3,600,000
     6,890  Philadelphia Water and Waste Revenue Series B ..............              A                5.150              6,890,000
     7,500  Schuylkill County Pennsylvania Industrial Development Authority
              Resources Recovery Revenue Refunding
              (Northeastern Power Company Series A) ....................              A                4.750              7,500,000
                                                                                                                     --------------
                                                                                                                         69,198,959
                                                                                                                     --------------
PUERTO RICO--0.47%
    12,000  Puerto Rico Commonwealth Government Development Bank
              Tax-Exempt Commercial Paper ..............................    02/03/00 to 04/11/00    3.400 to 3.800       12,000,000
                                                                                                                     --------------
SOUTH CAROLINA--1.92%
    12,935  South Carolina Jobs Economic Development Authority
              Hospital Facilities Revenue (Baptist Healthcare Systems) .              A                5.200             12,935,000
    15,915  South Carolina Jobs Economic Development Authority
              Hospital Facilities Revenue (Regional Medical Center
              Orangeburg) ..............................................              A                5.150             15,915,000
     2,325  Spartanburg County School District Number 7
              School District Enhance Program ..........................          03/01/00             5.000              2,332,377
    18,000  South Carolina Public Service Authority
              Tax-Exempt Commercial Paper ..............................    01/26/00 to 01/27/00       3.350             18,000,000
                                                                                                                     --------------
                                                                                                                         49,182,377
                                                                                                                     --------------
TENNESSEE--2.19%
     6,800  Chattanooga Hamilton County Hospital Authority Revenue
              (Erlanger Medical Center) ................................              A                4.800              6,800,000
     7,450  Clarksville Public Building Authority Revenue C ............              A                5.400              7,450,000
     4,000  Metropolitan Nashville Airport Authority ...................              A                5.650              4,000,000
     8,000  Metropolitan Nashville and Davidson County
              Health and Education Facilities Board Revenue (Vanderbilt
              University) ..............................................              A                3.100              8,000,000
     8,600  Metropolitan Nashville and Davidson Industrial
              (Timberlake) .............................................              A                5.100              8,600,000
     4,305  Montgomery County Public Building Authority Revenue
              (Pooled Loan) ............................................              A                5.400              4,305,000
     8,000  Shelby County Series 1998 A Bond Anticipation Notes ........          01/28/00             3.400              8,000,000
     3,875  Tennessee State General Obligation .........................          05/01/00             4.000              3,885,623
     5,000  Tennessee State School Board Tax-Exempt Commercial Paper ...          02/14/00             3.750              5,000,000
                                                                                                                     --------------
                                                                                                                         56,040,623
                                                                                                                     --------------
TEXAS--9.00%
     6,460  Bexar County Health Facilities Development
              (Army Retirement Foundation) .............................              A                5.000              6,460,000
     3,200  Brazos River Texas Harbor Navigation District Brazoria
              County Revenue Refunding (Dow Chemical Company
              Project A) ...............................................              A                5.100              3,200,000


20

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
TEXAS--(CONCLUDED)
$   12,800  Georgetown Higher Education Finance Corp.
              (Southwestern University) ................................              A                5.500%        $   12,800,000
     4,100  Guadalupe Blanco River Authority (Central
              Texas Tax Power) .........................................              A                4.800              4,100,000
     6,065  Gulf Coast Industrial Development Authority Texas Marine
              Terminal Revenue (Amoco Oil Company Project) adjustable
              rate bond ................................................          06/01/00             3.850              6,065,000
     7,780  Gulf Coast Pollution Control Revenue
              (Amoco Oil Co.) Adjustable Rate Bond .....................          01/15/00             3.600              7,780,290
     1,000  Gulf Coast Waste Disposal Authority Pollution Control Revenue
              (Exxon Project) ..........................................              A                4.850              1,000,000
     6,800  Harris County Industrial Development Corporation
              Pollution Control Revenue (Exxon) ........................              A                4.800              6,800,000
    22,600  Harris County Toll Roads ...................................              A                5.000             22,600,000
     7,000  Hockley County Industrial Development Corporation Pollution
              (Amoco Project) ..........................................          05/01/00             3.650              7,000,000
     1,330  Killeen Independent School District ........................          02/15/00             4.200              1,331,924
     5,500  Midlothian Industrial Development Corporation
              Pollution Control Revenue (Box Crow Cement Company
              Project) .................................................              A                5.500              5,500,000
     4,800  Plano Texas Independent School District Bond ...............          02/15/00          3.500 to 5.250        4,813,505
     9,200  Port of Corpus Christi Authority Texas ( Koch Industries) ..              A                5.500              9,200,000
     3,200  Sabine River Authority Texas Pollution Control Revenue
              (Daily Collateral Texas Utility Project Series A) ........              A                4.800              3,200,000
    67,500  Texas State Tax and Revenue Anticipation Notes Series A ....          08/31/00             4.500             67,845,909
     4,000  Bexar County Metropolitan Water Tax-Exempt
              Commercial Paper .........................................          02/03/00             3.500              4,000,000
     9,000  Brownsville Utilities Tax-Exempt Commercial Paper ..........          04/07/00             3.800              9,000,000
    18,000  City of Houston Tax-Exempt Commercial Paper ................    01/20/00 to 04/10/00    3.450 to 3.800       18,000,000
    15,000  City of Houston Water and Sewer Authority
              Tax-Exempt Commercial Paper ..............................    02/24/00 to 03/09/00    3.700 to 3.850       15,000,000
    14,500  San Antonio Texas Electric and Gas Series A
              Tax-Exempt Commerical Paper ..............................    01/27/00 to 04/13/00    3.750 to 3.800       14,500,000
                                                                                                                     --------------
                                                                                                                        230,196,628
                                                                                                                     --------------
UTAH--0.80%
     6,985  Salt Lake City Airport Revenue Series A-10, Registered D ...              A                3.950              6,985,000
     8,400  Salt Lake County Pollution Control Revenue
              (Service Station Holdings Project B) .....................              A                4.800              8,400,000
     5,000  Intermountain Power Agency Utah Power Supply, Series B-4
              Tax-Exempt Commercial Paper ..............................          02/09/00             3.250              5,000,000
                                                                                                                     --------------
                                                                                                                         20,385,000
                                                                                                                     --------------
VERMONT--0.20%
     5,000  Vermont Educational and Health Buildings Financing Agency
            Revenue (Middlebury College Project A) .....................              A                3.150              5,000,000
                                                                                                                     --------------
VIRGINIA--3.16%
     2,000  Chesterfield County Industrial Development Authority
              Pollution Control Revenue (Virginia Electric Power)
              Tax-Exempt Commercial Paper ..............................          04/13/00             3.850              2,000,000
     5,000  Fairfax County Series A Public Improvement .................          06/01/00             5.500              5,046,487


                                                                              21

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
VIRGINIA--(CONCLUDED)
$   33,750  Loudoun County Industrial Development Authority
              Residential Care Facility Revenue Refunding
              (Falcons Landing Project) ................................              A                5.200%          $ 33,750,000
    13,000  Louisa Industrial Development Authority (Virginia
              Electric Power) Tax-Exempt Commercial Paper ..............     02/14/00 to 02/22/00    3.400 to 3.750       13,000,000
     5,500  Louisa Industrial Development Authority Pollution
              Control Revenue (Virginia Electric Power) ................          01/21/00             3.450              5,500,000
     5,000  Norfolk Industrial Development Authority Revenue
              Tax-Exempt Commercial Paper ..............................          03/07/00             3.400              5,000,000
     7,350  Roanoke Industrial Development Authority Hospital Revenue
              (Carilion Health Systems Series A) .......................              A                4.800              7,350,000
     1,700  Roanoke Industrial Development Authority Hospital Revenue
              (Roanoke Memorial Hospital Series A) .....................              A                4.800              1,700,000
     7,600  Roanoke Industrial Development Authority Hospital Revenue
              (Roanoke Memorial Hospital Series B) .....................              A                4.800              7,600,000
                                                                                                                     --------------
                                                                                                                         80,946,487
                                                                                                                     --------------
WASHINGTON--2.08%
     5,000  Port of Seattle Industrial Development Corporation
              (Alaska Airlines Incorporated) ...........................              A                4.400              5,000,000
    14,800  Snohomish Public Utility District ..........................              A                5.150             14,800,000
    12,800  Washington State Series Vr-96B .............................              A                5.400             12,800,000
     4,000  Washington State Public Power Supply Systems (Nuclear
              Project Number 1 Series 1A-1) ............................              A                5.500              4,000,000
     9,000  Port of Seattle Tax-Exempt Commercial Paper ................          03/09/00             3.750              9,000,000
     7,600  Seattle Municipal Light and Power Revenue
              Tax-Exempt Commercial Paper ..............................              A                5.150              7,600,000
                                                                                                                     --------------
                                                                                                                         53,200,000
                                                                                                                     --------------
WEST VIRGINIA--0.37%
     9,500  Grant County Pollution Control Revenue
              Tax-Exempt Commercial Paper ..............................          03/09/00             3.650              9,500,000
                                                                                                                     --------------
WISCONSIN--0.68%
     6,100  City of Oak Creek Pollution Control Revenue
              (Wisconsin Electric Power Company) .......................              A                5.500              6,100,000
     1,000  Louisiana Crosse Pollution Control Revenue Refunding
              (Dairyland Power Cooperative Series A) ...................              A                5.000              1,000,000
     5,315  Wisconsin State Certificates of Participation Master
              Lease Series A ...........................................          03/01/00             3.500              5,316,660
     5,000  Wisconsin Strategic Health and Education Facilities Series 98B
              Tax-Exempt Commercial Paper ..............................          02/16/00             3.650              5,000,000
                                                                                                                     --------------
                                                                                                                         17,416,660
                                                                                                                     --------------


22

PAINEWEBBER RMA TAX-FREE FUND, INC.


PRINCIPAL
 AMOUNT
  (000)                                                                        MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
WYOMING--0.48%
$    3,590  Converse County Pollution Control Revenue Refunding
              (Pacificorp Projects) ....................................              A                4.800%        $    3,590,000
     2,300  Kemmerer Wyoming Pollution Control Revenue
              (Exxon Project) ..........................................              A                4.750              2,300,000
     6,500  Sweetwater County Pollution Control Revenue
              (Idaho Power Company Project C) ..........................              A                4.800              6,500,000
                                                                                                                     --------------
                                                                                                                         12,390,000
                                                                                                                     --------------
Total Investments (cost--$2,575,425,334 which approximates
  cost for federal income tax purposes)--100.72% .......................                                              2,575,425,334
Liabilities in excess of other assets--(0.72)% .........................                                                (18,374,189)
                                                                                                                     --------------
Net Assets (applicable to 2,558,065,435 shares of common
  stock outstanding at $1.00 per share)--100.00% .......................                                             $2,557,051,145
                                                                                                                     ==============

-------------------
A -- Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 1999, and reset periodically.


                       Weighted average maturity--39 days



                See accompanying notes to financial statements.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


STATEMENT OF NET ASSETS                            DECEMBER 31, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--78.89%
$    2,000  California Educational Facilities Authority
              (Stanford University-Series L) ............................             A                4.900%        $    2,000,000
     3,950  California Educational Facilities Authority
              (Stanford University-Series L-3) ..........................             A                4.900              3,950,000
     2,300  California Educational Facilities Authority
              (Stanford University-Series L-4) ..........................             A                4.900              2,300,000
     6,500  California Health Facilities Financing Authority
              (Adventist Health System-Series A) ........................             A                4.700              6,500,000
     5,100  California Health Facilities Financing Authority
              (Adventist Health System-Series B) ........................             A                4.750              5,100,000
     1,200  California Health Facilities Financing Authority
              (Hospital Adventist-Series A) .............................             A                4.250              1,200,000
     8,200  California Health Facilities Financing Authority
              (Hospital Adventist-Series B) .............................             A                4.250              8,200,000
     3,600  California Health Facilities Financing Authority
              (Scripps Memorial Hospital) ...............................             A                4.950              3,600,000
     3,500  California Health Facilities Financing Authority
              (Scripps Memorial Hospital-Series B) ......................             A                4.950              3,500,000
    12,700  California Health Facilities Financing Authority
              (St. Joseph's Health System-Series B) .....................             A                4.200             12,700,000
     3,700  California Health Facilities Financing Authority
              (Sutter Adventist Health-Series B) ........................             A                4.200              3,700,000
     5,000  California Pollution Control Financing Authority
              (Pacific Gas & Electric Corporation-Series C ) ............             A                4.400              5,000,000
     1,000  California Pollution Control Financing Authority
              (Pacific Gas & Electric Corporation-Series F ) ............             A                4.250              1,000,000
       200  California Pollution Control Financing Authority
              (Southern California Edison-Series B) .....................             A                4.100                200,000
       800  California Pollution Control Financing Authority
              (Southern California Edison-Series C ) ....................             A                4.100                800,000
     1,100  California Pollution Control Financing Authority
              (Southern California Edison-Series D) .....................             A                4.100              1,100,000
       500  California Pollution Control Financing Authority
              Pollution Control Revenue .................................             A                4.050                500,000
    15,525  California School Facilities Financing Corporation
              Certificates of Participation
              (Capital Improvement Financing Projects-Series A) .........             A                5.050             15,525,000
     1,800  California School Facilities Financing Corporation
              Certificates of Participation
              (Capital Improvement Financing Projects-Series B) .........             A                5.050              1,800,000
     3,100  California State Economic Development Financing Authority
              (Independent Systems A Convertible) .......................             A                5.100              3,100,000
     3,000  California State Revenue Anticipation Notes (Series A) ......         06/30/00             4.000              3,010,144
       700  California Statewide Communities Development Authority
              Certificates of Participation
              (Continuing Care Project) .................................             A                4.250                700,000


24

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$      500  California Statewide Communities Development Authority
              Certificates of Participation
              (House Ear Institute) .....................................             A                4.250%        $      500,000
       610  California Statewide Communities Development Authority
              Certificates of Participation
              (John Muir/Mount Diablo Health) ...........................             A                4.250                610,000
     8,000  California Statewide Communities Development Authority
              Certificates of Participation
              (Northern California Retired Officers) ....................             A                4.350              8,000,000
     8,000  California Statewide Communities Development Authority
              Certificates of Participation
              (St. Joseph Health System) ................................             A                5.000              8,000,000
     1,600  California Statewide Communities Development Authority
              Certificates of Participation
              (St. Joseph Health System Group) ..........................             A                4.200              1,600,000
     5,000  California Statewide Communities Development Authority
              Tax and Revenue Anticipation Notes (Series A-1) ...........         06/30/00             4.000              5,019,637
     6,000  California Statewide Communities Development Authority
              Tax and Revenue Anticipation Notes (Series C-2) ...........         09/29/00             4.000              6,024,298
    10,900  California Transit Financing Authority ......................             A                4.650             10,900,000
     6,050  Acalanes Union High School District
              Tax and Revenue Anticipation Notes ........................         06/30/00             3.500              6,054,320
     4,000  Alameda Contra Costa Schools Financing Authority
              Certificates of Participation
              (Capital Improvement Financing Projects-Series A) .........             A                4.700              4,000,000
     4,380  Alameda Contra Costa Schools Financing Authority
              Certificates of Participation
              (Capital Improvement Financing Projects-Series C) .........             A                4.700              4,380,000
     3,035  Alameda Contra Costa Schools Financing Authority
              Certificates of Participation
              (Capital Improvement Financing Projects-Series D) .........             A                4.700              3,035,000
       445  Alameda Contra Costa Schools Financing Authority
              Certificates of Participation
              (Capital Improvement Funding Projects) ....................             A                4.700                445,000
     1,500  Alameda Tax and Revenue Anticipation Notes ..................         06/30/00             3.500              1,500,669
     1,000  Alisal Union School District Tax and Revenue
              Anticipation Notes ........................................         07/27/00             4.000              1,003,020
    16,600  Anaheim Certificates of Participation .......................             A                4.850             16,600,000
     3,000  Central Valley School Districts Financing
              Authority (Series A) ......................................         02/01/00             5.650              3,006,454
     1,750  Contra Costa County Tax and Revenue Anticipation
              Notes (Series A) ..........................................         09/29/00             4.000              1,757,045
     2,000  Fremont Certificates of Participation
              (Police Facility Finance Project-Series A) ................         08/01/00             5.900              2,049,881
     3,000  Fresno Tax and Revenue Anticipation Notes ...................         06/30/00             4.000              3,009,256
     3,000  Golden Empire Schools Financing Authority
              (Kern High School District Project) .......................         02/01/00             3.100              3,000,000
     5,100  Golden Empire Schools Financing Authority
              (Kern High School District Project-Series A) ..............             A                4.950              5,100,000
     7,350  Irvine Improvement Bond Act 1915 Updates
              Assessment District 85-7-I ................................             A                5.150              7,350,000


                                                                              25

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$   14,100  Irvine Public Facilities and Infrastructure Authority
              (Capital Improvement Projects) ............................             A                5.100%         $  14,100,000
     1,000  Irvine Ranch Water District .................................             A                4.300              1,000,000
       300  Irvine Ranch Water District (Series A) ......................             A                4.300                300,000
     1,700  Irvine Ranch Water District (Consolidated Refunding
              Series B) .................................................             A                4.000              1,700,000
     5,600  Irvine Ranch Water District Certificates of Participation
              (Capital Improvement Project) .............................             A                4.300              5,600,000
     1,500  Kern County Board Education
              Tax and Revenue Anticipation Notes ........................         06/30/00             4.000              1,503,856
     5,000  Kern County High School District
              Tax and Revenue Anticipation Notes ........................         07/06/00             4.000              5,015,549
     2,900  Los Angeles Community Redevelopment Agency
              Multi-Family Housing Revenue Bonds (Grand Promenade
              Project) ..................................................             A                4.400              2,900,000
     5,000  Los Angeles County Pension Obligation (Series B) ............             A                4.850              5,000,000
    14,100  Los Angeles County Pension Obligation (Series C ) ...........             A             3.250 to 4.850       14,100,000
     1,945  Los Angeles County Schools Regionalized Business Services
              Certificates of Participation (Project A) .................         03/01/00             4.750              1,951,088
     3,000  Los Angeles County Tax and Revenue Anticipation Notes .......         06/30/00             4.000              3,009,759
    13,300  Los Angeles Multi-Family Housing Revenue Bonds
              (Museum Terrace Apartments-Series H) ......................             A                4.400             13,300,000
     2,020  Los Angeles Wastewater Systems Revenue (Series A) ...........         02/01/00             7.000              2,066,730
    10,400  M-S-R Public Power Agency San Juan Project
              Revenue Bonds (Series D) ..................................             A                5.100             10,400,000
     8,200  M-S-R Public Power Agency San Juan Project
              Revenue Bonds (Series E) ..................................             A                4.800              8,200,000
     5,500  Metropolitan Water District Southern California
              Waterworks Revenue Bonds (Series B) .......................             A             3.650 to 4.800        5,500,000
     2,000  Metropolitan Water District Southern California
              Waterworks Revenue Bonds (Series C ) ......................             A                4.250              2,000,000
     6,795  Moorpark Industrial Development Authority
              (Fred Kavli and Kavlico Corporation) ......................             A                4.400              6,795,000
     4,000  Newport Beach Health Facilities (Hoag Memorial Hospital) ....             A                4.400              4,000,000
     1,000  Newport Beach Health Facilities (Hoag Memorial
              Hospital-Series B) ........................................             A                4.400              1,000,000
       600  Newport Beach Health Facilities (Hoag Memorial
              Hospital-Series C ) .......................................             A                4.400                600,000
     2,000  Northern California Transmission Revenue
              (Oregon Transportation Project-Series A) ..................         05/01/00             7.000              2,052,938
    12,200  Oakland Joint Powers Financing Authority (Series A-1) .......             A                5.000             12,200,000
     6,000  Oakland Unified School District Alameda County
              Tax and Revenue Anticipation Notes ........................         11/17/00             4.000              6,016,727
     6,250  Ontario Tax and Revenue Anticipation Notes ..................         06/30/00             4.000              6,267,914
     4,000  Orange County Apartment Development Revenue Bonds
              (Monarch Bay Apartments Project-Issue-T ) .................             A                4.400              4,000,000
     6,625  Orange County Apartment Development Revenue Bonds
              (Niguel Village-Series AA) ................................             A                4.400              6,625,000
     8,040  Orange County Apartment Development Revenue Bonds
              (Niguel Village-Series U ) ................................             A                4.000              8,040,000


26

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    1,700  Orange County Housing Authority Multi-Family Apartment
              Development Revenue Bonds
              (Lantern Pines Project-Series CC ) ........................             A                4.400%           $ 1,700,000
     7,700  Orange County Various Sanitation Districts
              Certificates of Participation (Series C ) .................             A                4.250              7,700,000
     5,000  Paramount Unified School District
              Tax and Revenue Anticipation Notes ........................         09/29/00             4.250              5,030,248
     1,320  Pasadena Unified School District (Series A) .................         05/01/00             4.750              1,326,822
     2,000  Petaluma City Joint Union High School District
              Tax and Revenue Anticipation Notes ........................         06/30/00             3.500              2,002,390
     1,540  Petaluma City School District
              Tax and Revenue Anticipation Notes ........................         06/30/00             3.500              1,541,841
     2,400  Pomona Redevelopment Agency Multi-Family Housing
              Revenue Bonds
              (Park and Plaza Apartments-Series A) ......................             A                4.900              2,400,000
     1,110  Porterville Tax and Revenue Anticipation Notes ..............         06/30/00             3.750              1,112,284
     5,275  Redondo Beach Redevelopment Agency Multi-Family
              Revenue Bonds
              (McCandless Senior Housing Project A) .....................             A                5.550              5,275,000
     5,390  Sacramento City Unified School District
              Tax and Revenue Anticipation Notes ........................         12/06/00             4.250              5,413,474
    16,390  Sacramento County Certificates of Participation
              (Administration Center and Courthouse Project) ............             A                4.700             16,390,000
     6,000  San Bernardino County Certificates of Participation
              (Medical Center Financing Project) ........................             A                4.950              6,000,000
     3,000  San Bernardino County
              Tax and Revenue Anticipation Notes ........................         09/29/00             3.750              3,008,052
     2,000  San Diego Tax Anticipation Notes (Series A) .................         09/29/00             4.250              2,012,512
     4,885  San Diego Unified School District Tax and
              Revenue Anticipation Notes (Series A) .....................         09/29/00             4.250              4,911,536
     2,500  San Francisco City and County Multi-Family Housing
              Revenue Bonds (Winerland Project-85-C ) ...................             A                4.750              2,500,000
     1,595  San Francisco City and County Redevelopment
              Financing Authority (Yerba Buena Garden) ..................             A                4.700              1,595,000
    10,700  San Jose Redevelopment Agency Revenue Bonds
              (Merged Area Redevelopment Project-Series A) ..............             A             4.200 to 4.700       10,700,000
     1,720  Santa Ana Multi-Family Housing Revenue Bonds
              (Harbor Pointe Apartments-Series A) .......................             A                4.400              1,720,000
     2,938  Santa Clara County El Camino Hospital District
              (Hospital Facilities Authority Revenue-Series A) ..........             A                4.550              2,938,000
     9,800  Santa Clara County El Camino Hospital District
              (Hospital Facilities Authority Revenue-Series B) ..........             A                4.550              9,800,000
    22,100  Santa Clara Financing Authority
              (VMC Facility Replacement Project B) ......................             A                5.050             22,100,000
     3,820  Simi Valley Public Financing Authority ......................             A                4.700              3,820,000
    13,100  Southern Public Power Authority Project Revenue Bonds
              (Palo Verde Project-Series C ) ............................             A                4.850             13,100,000
     6,000  Southern Public Power Authority Project Revenue Bonds
              (Southern Transmission) ...................................             A                4.850              6,000,000
     3,500  Tulare County Tax and Revenue Anticipation Notes ............         06/30/00             4.250              3,515,127


                                                                              27

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$    4,000  West Basin Municipal Water District Revenue
              Certificates of Participation (Series A) ..................             A                4.800%        $    4,000,000
     8,000  West Contra Costa Unified School District
              Tax and Revenue Anticipation Notes ........................         12/06/00             4.500              8,039,441
     3,010  Westminster Certificates Participation (Civic Center
              Project-Series B) .........................................             A                4.750              3,010,000
     3,500  Yucaipa Calimesa Joint Unified School District
              Tax and Revenue Anticipation Notes ........................         06/30/00             4.000              3,510,032
     2,980  Puerto Rico Industrial Medical and Environmental
              Pollution Control Facilities Financing Authority
              Revenue (Series A) ........................................         12/01/00             3.800              2,980,000
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$508,826,044) ....................                                               508,826,044
                                                                                                                     --------------

TAX-EXEMPT COMMERCIAL PAPER--20.40%
     2,028  California Department of Water Resources ....................         03/08/00             3.550              2,028,000
     1,600  California Pollution Control Financing Authority
              (Dow Chemical Company Project) ............................         01/25/00             3.600              1,600,000
    10,500  California State General Obligations ........................   04/07/00 to 04/11/00    3.400 to 3.600       10,500,000
     3,600  Anaheim Electric Authority ..................................         02/04/00             3.300              3,600,000
     4,000  Modesto Irrigation District .................................   01/20/00 to 01/31/00    3.550 to 3.650        4,000,000
     3,200  Orange County Local Transportation Authority ................         04/07/00             3.550              3,200,000
    11,000  Regents of the University of California (Series A) ..........   01/19/00 to 02/23/00    3.250 to 3.500       11,000,000
    19,450  San Diego Industrial Development Authority
              (San Diego Gas & Electric) ................................   01/21/00 to 02/23/00    3.200 to 3.400       19,450,000
    12,901  San Diego Unified Port Authority (Series B) .................   03/06/00 to 03/13/00    3.250 to 3.400       12,901,000
     6,500  San Francisco Bay Area Rapid Transit ........................   01/21/00 to 01/26/00       3.550              6,500,000
     6,600  San Joaquin County Transportation Authority .................   03/14/00 to 03/15/00    3.600 to 3.650        6,600,000
     1,700  San Jose International Airport ..............................         04/06/00             3.600              1,700,000
     4,000  Southern California Metropolitan Water District
              Tax and Revenue Anticipation Notes ........................         03/17/00             3.550              4,000,000
    44,491  Puerto Rico Commonwealth Government Development Bank ........   02/07/00 to 04/12/00    3.250 to 3.650       44,491,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$131,570,000) ..................                                               131,570,000
                                                                                                                     --------------
Total Investments (cost--$640,396,044 which approximates cost
   for federal income tax purposes)--99.29% .............................                                               640,396,044
Other assets in excess of liabilities--0.71% ............................                                                 4,608,161
                                                                                                                     --------------
Net Assets (applicable to 645,475,894 shares of beneficial
   interest at $1.00 per share)--100.00% ................................                                            $  645,004,205
                                                                                                                     ==============

-------------------

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 1999 and reset periodically.



                       Weighted average maturity--51 days



                See accompanying notes to financial statements.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


STATEMENT OF NET ASSETS                            DECEMBER 31, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--81.55%
  $  6,400  New York State Dormitory Authority Revenues
              (Cornell University) ......................................             A                     4.750%   $    6,400,000
     2,580  New York State Dormitory Authority Revenues
              (Hospital Insured Mortgage Series A) ......................         02/15/00                  4.750         2,585,406
     1,835  New York State Dormitory Authority Revenues
              (Memorial Sloan D Convertible) ............................             A                     5.500         1,835,000
     9,477  New York State Dormitory Authority Revenues
              (Metropolitan Museum of Art) ..............................             A                     5.350         9,477,000
     1,800  New York State Dormitory Authority Revenues
              (Rockefeller University Series A) .........................             A                     5.350         1,800,000
     8,530  New York State Dormitory Authority Revenues
              (State University Educational Series B) ...................         05/15/00          7.250 to 7.375        8,825,532
     5,100  New York State Energy Research & Development Authority
              (New York State Electric & Gas Corporation) ...............             A             4.650 to 5.050        5,100,000
     8,190  New York State Energy Research & Development Authority
              Facilities Revenue (Brooklyn Union Gas Company Series A1) .             A                     5.450         8,190,000
     9,500  New York State Energy Research & Development Authority
              Pollution Control Revenue (Niagara Mohawk) ................             A             4.500 to 4.900        9,500,000
    14,900  New York State Energy Research & Development Authority
              Pollution Control Revenue (Orange and Rockland Project A) .             A                     5.050        14,900,000
    11,400  New York State Energy Research & Development Authority
              Pollution Control Revenue (Rochester Gas & Electricity) ...             A                     5.050        11,400,000
     3,420  New York State Housing Finance Agency
              (Hospital Special Surgery Staff) ..........................             A                     4.300         3,420,000
     3,800  New York State Housing Finance Agency
              (Mount Sinai Medical Center Project) ......................             A                     4.750         3,800,000
    13,700  New York State Housing Finance Agency
              (Normandie Court I Project) ...............................             A                     5.200        13,700,000
     9,500  New York State Housing Finance Agency Service Contract
              Obligation Revenue Series A ...............................             A                     5.700         9,500,000
    10,915  New York State Local Government Assistance Corporation ......             A             5.000 to 5.400       10,915,000
    11,955  New York State Medical Care Facilities Finance Agency
              (Pooled Equipment Loan Program) ...........................             A             4.900 to 5.100       11,955,000
     4,285  New York State Medical Care Facilities Finance Agency
              (Prerefunded Mental Health) ...............................         08/15/00                  7.875         4,475,388
     6,880  New York State Thruway Authority Service Contract
              Revenue Local Highway & Bridge ............................   04/01/00 to 01/01/01    4.500 to 6.000        6,957,481
       300  Port Authority of New York and New Jersey ...................             A                     4.900           300,000
     3,000  Amityville Union Free School District Tax
              Anticipation Notes ........................................         06/26/00                  4.000         3,006,305
     8,800  Babylon New York Industrial Development Agency
              Resources (Ogden Martin Project) ..........................             A                     5.050         8,800,000
     1,081  Bolivar Richburg Central School District ....................         06/15/00                  4.800         1,085,585
     1,890  Carle Place Union Free School District Tax
              Anticipation Notes ........................................         06/28/00                  4.000         1,893,111
     3,000  Clarkstown Central School District Tax Anticipation
              Notes .....................................................         06/30/00                  4.000         3,005,027
     2,000  Copiague Union Free School District Tax Anticipation
              Notes .....................................................         06/26/00                  4.000         2,000,512
     1,000  Edgemont Union Free School District Greenburgh
              Tax Anticipation Notes ....................................         02/11/00                  4.000         1,000,594


                                                                              29

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    4,850  Erie County Water Authority .................................             A                5.050%        $    4,850,000
     1,520  Great Neck North Water Authority Systems ....................             A                5.450              1,520,000
     3,000  Lakeland Central School District Shrub Oak Bond
              Anticipation Notes ........................................         11/22/00             4.375              3,010,908
     1,400  Long Island Power Authority Series 6 ........................             A                4.750              1,400,000
     2,500  Longwood Central School District Suffolk County
              Tax Anticipation Notes ....................................         06/30/00             4.000              2,504,538
     2,755  Massapequa Union Free School District Bond
              Anticipation Notes ........................................         04/13/00             4.000              2,756,125
     2,000  Nassau County Revenue Anticipation Notes ....................         03/15/00             4.250              2,002,566
    10,960  New York City ...............................................             A             4.500 to 5.000       10,960,000
     4,000  New York City Series A51 ....................................         04/14/00             3.850              4,000,000
     1,000  New York City Series B ......................................         06/01/00             8.000              1,019,114
    13,655  New York City Health and Hospital Corporation Revenue
              (Health Systems) ..........................................             A                5.400             13,655,000
     4,450  New York City Housing Development Corp.
              (Columbus Gardens) ........................................             A                5.200              4,450,000
     2,700  New York City Housing Development Corp. (East 17th
              Street Project) ...........................................             A                4.900              2,700,000
     1,500  New York City Housing Development Corp. (James
              Tower Project) ............................................             A                5.200              1,500,000
     3,200  New York City Industrial Development Agency (Calhoun
              School) ...................................................             A                5.050              3,200,000
     4,050  New York City Industrial Development Agency
              (Church Heavenly Rest Day School Project) .................             A                5.350              4,050,000
     1,500  New York City Municipal Assistance Corp. ....................         07/01/00             5.500              1,510,209
     9,800  New York City Municipal Water Finance Authority .............             A                5.000              9,800,000
     2,000  New York City Transitional Finance Authority
              Future Tax Secured Series A ...............................         01/26/00             3.900              2,000,000
    13,450  New York City Transitional Finance Authority
              Future Tax Secured Series A & B ...........................             A             4.750 to 5.500       13,450,000
     5,840  New York City Trust for Cultural Resources
              (American Museum of Natural History) ......................             A                5.050              5,840,000
     3,400  New York City Trust for Cultural Resources
              (Carnegie Hall) ...........................................             A                4.900              3,400,000
       150  New York City Trust for Cultural Resources
              (Soloman R Guggenheim) ....................................             A                4.750                150,000
     4,100  Niagara Falls Toll Bridge Commission ........................             A                5.050              4,100,000
     2,000  Oceanside Union Free School District Tax Anticipation
              Notes .....................................................         06/27/00             4.000              2,004,146
     2,700  Oyster Bay Revenue Anticipation Notes Series A ..............         01/28/00             3.500              2,700,773
     2,000  Oyster Bay Revenue Anticipation Notes Series F ..............         11/30/00             4.500              2,005,946
     3,000  Oyster Bay Revenue Anticipation Notes Series G ..............         11/30/00             4.500              3,014,483
     4,400  Riverhead Central School District Tax Anticipation
              Notes .....................................................         06/23/00             3.750              4,403,095
     5,345  Rotterdam Industrial Development Agency
              (Rotterdam Industrial Park Project) .......................             A                3.300              5,345,000
       600  Saint Lawrence County Industrial Development Agency
              (Dates Reynolds Metals) ...................................             A                5.000                600,000
     1,410  Seneca County Industrial Development Agency Civic
              Facility (New York Chiropractic College) ..................             A                3.070              1,410,000
     4,500  Shenendehowa Center School District Revenue
              Anticipation Notes ........................................         06/30/00             4.100              4,502,864
       600  Suffolk County Industrial Development Agency Research
              (Cold Spring Harbor Laboratory Project) ...................             A                4.750                600,000


30

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$   16,165  Suffolk County Water Authority Bond Anticipation Notes ......             A                5.150%        $   16,165,000
     2,000  Valley Stream Central High School District
              Tax Anticipation Notes ....................................         06/30/00             4.000              2,004,294
     2,000  Wantagh Union Free School District Tax
              Anticipation Notes ........................................         06/29/00             4.000              2,003,812
     9,457  Yonkers Industrial Development Agency (Consumers
              Union Facility) ...........................................             A                5.650              9,457,000
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$325,871,814) ....................                                               325,871,814
                                                                                                                     --------------

TAX-EXEMPT COMMERCIAL PAPER--17.89%
     4,300  New York State ..............................................         02/09/00             3.600              4,300,000
     5,500  New York State Environment Series 1997 A ....................   02/07/00 to 02/16/00   3.650 to 3.700         5,500,000
    21,900  New York State Power Authority ..............................   01/18/00 to 03/09/00   3.650 to 3.850        21,900,000
    22,000  Metropolitan Transportation Authority .......................   02/04/00 to 03/07/00   3.400 to 3.700        22,000,000
     6,100  New York City ...............................................   01/26/00 to 04/12/00   3.400 to 3.750         6,100,000
     8,000  New York City Municipal Water Finance Authority .............   03/13/00 to 04/27/00   3.750 to 3.850         8,000,000
     3,673  Puerto Rico Commonwealth Government Development Bank ........   02/08/00 to 04/11/00   3.400 to 3.700         3,673,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$71,473,000) ...................                                                71,473,000
                                                                                                                     --------------
Total Investments (cost--$397,344,814 which approximates cost
   for federal income tax purposes)--99.44% .............................                                               397,344,814
Other assets in excess of liabilities--0.56% ............................                                                 2,225,344
                                                                                                                     --------------
Net Assets (applicable to 399,774,595 shares of beneficial
   interest at  $1.00 per share)--100.00% ...............................                                            $  399,570,158
                                                                                                                     ==============

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 1999 and reset periodically.


                       Weighted average maturity--45 days



                See accompanying notes to financial statements.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY MARKET


STATEMENT OF NET ASSETS                            DECEMBER 31, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--67.70%
$      400  New Jersey State ............................................         04/01/00             7.000%        $      403,585
     3,000  New Jersey State Turnpike Authority .........................             A                5.000              3,000,000
     1,435  New Jersey State Turnpike Authority
              Series A ..................................................             A                5.600              1,435,000
       420  New Jersey Economic Development Authority ...................             A                5.600                420,000
       500  New Jersey Economic Development Authority
              (400 International Drive Partners) ........................             A                4.250                500,000
     2,640  New Jersey Economic Development Authority
              (Avalon Hotel Associates) .................................             A                5.150              2,640,000
     1,635  New Jersey Economic Development Authority
              (Church and Dwight Company Project) .......................             A                5.550              1,635,000
       725  New Jersey Economic Development Authority
              (County Series D-1) .......................................             A                5.500                725,000
     2,000  New Jersey Economic Development Authority
              (Curtiss Wright Flight) ...................................             A                4.750              2,000,000
     1,500  New Jersey Economic Development Authority
              (Danic Urban Renewal) .....................................             A                5.150              1,500,000
     2,700  New Jersey Economic Development Authority
              (El Dorado Terminals A) ...................................             A                4.900              2,700,000
     1,900  New Jersey Economic Development Authority
              (El Dorado Terminals B) ...................................             A                4.750              1,900,000
       800  New Jersey Economic Development Authority
              (Exxon Project) ...........................................             A                4.500                800,000
     1,900  New Jersey Economic Development Authority
              (Elizabethtown Water Company Project A) ...................             A                5.200              1,900,000
     1,800  New Jersey Economic Development Authority
              (Elizabethtown Water Company Project B) ...................             A                5.100              1,800,000
     2,000  New Jersey Economic Development Authority
              (Greater Mercer County Series E) ..........................             A                5.500              2,000,000
         5  New Jersey Economic Development Authority
              (Greater Mercer County Series G) ..........................             A                5.400                  5,000
     2,000  New Jersey Economic Development Authority
              (Greater Mercer County Series H) ..........................             A                5.500              2,000,000
       300  New Jersey Economic Development Authority
              (Hoffman Louisiana Roche Incorporated Project) ............             A                5.000                300,000
     2,000  New Jersey Economic Development Authority
              (Job Haines Home Project) .................................             A                5.350              2,000,000
       405  New Jersey Economic Development Authority
              (Kenwood USA Corporation Project) .........................             A                4.800                405,000
     1,005  New Jersey Economic Development Authority
              (Nash Group 1985 Project) .................................             A                5.350              1,005,000
     1,000  New Jersey Economic Development Authority
              (Natural Gas Company Project Series A) ....................             A                5.650              1,000,000
     2,500  New Jersey Economic Development Authority
              (Natural Gas Company Project Series B) ....................             A                5.700              2,500,000


32

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY MARKET


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$    1,600  New Jersey Economic Development Authority
              (Natural Gas Company Project Series C) ....................             A                5.700%        $    1,600,000
     4,300  New Jersey Economic Development Authority
              (Public Service Electric and Gas Company Series A) ........             A                5.100              4,300,000
       350  New Jersey Economic Development Authority
              (St. James Prep Society Service Project) ..................             A                5.200                350,000
     2,605  New Jersey Economic Development Authority
              (Stolthaven Project Series A) .............................             A                4.900              2,605,000
     1,000  New Jersey Economic Development Authority
              (Thermal Energy Limited) ..................................             A                5.200              1,000,000
     1,000  New Jersey Economic Development Authority
              (Thermal Energy Limited Partnership) ......................             A                5.200              1,000,000
       500  New Jersey Educational Facilities Authority
              (Princetown University Series F) ..........................         07/01/00             4.000                501,083
       500  New Jersey Educational Facilities Authority
              (College of New Jersey Series A) ..........................             A                5.350                500,000
     3,300  Port Authority of New York and New Jersey ...................             A                5.000              3,300,000
       630  Burlington Township Board of Education ......................         01/15/01             5.500                637,876
     1,000  Florham Park Bond Anticipation Notes ........................         11/03/00             4.250              1,003,793
     1,000  Freehold Township Bond Anticipation Notes ...................         11/10/00             4.250              1,003,718
     1,000  Jefferson Township Bond Anticipation Notes ..................         02/17/00             3.250              1,000,324
       505  Lakewood Township General Improvement .......................         01/15/00             4.625                505,239
       275  Lodi New Jersey .............................................         04/15/00             4.300                275,768
     1,000  Mercer County Improvement Authority
              (Atlantic Foundation & Johnson) ...........................             A                5.400              1,000,000
     1,275  Monmouth County New Jersey ..................................         10/01/00             5.000              1,286,100
     1,700  Monmouth County Improvement Authority
              (Pooled Government Loan Program) ..........................             A                5.250              1,700,000
       680  Monmouth County General Improvement .........................         07/15/00             4.750                684,430
     1,900  Montclair Township Temporary Notes ..........................         01/21/00             3.500              1,900,505
       750  Morris County General Improvement ...........................         08/15/00             4.500                753,799
     1,000  Ocean County General Improvement ............................         04/15/00             6.375              1,008,757
     1,065  Paterson County General Improvement .........................         01/15/00             4.550              1,065,576
       145  Pine Hill Borough New Jersey ................................         08/01/00             4.950                146,026
       500  Princeton Township General Improvement ......................         07/01/00             4.500                502,420
       400  Salem County Pollution Control Financing (Atlantic
              City Electric B) ..........................................             A                5.200                400,000
     2,100  Essex County Improvement Authority ..........................             A                5.650              2,100,000
     2,600  Union County Pollution Control Finance Authority
              (Exxon Corporation) .......................................             A                4.100              2,600,000
     2,700  Federated New Jersey Municipal Cash Trust ...................             A                3.700              2,700,000
     1,100  Union County Industrial Pollution Control Financing Authority
              Exxon Project .............................................             A                4.250              1,100,000
       390  Verona New Jersey ...........................................         03/15/00             4.300                390,383
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$73,494,382) .....................                                                73,494,382
                                                                                                                     --------------


                                                                              33

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY MARKET


 PRINCIPAL
  AMOUNT
   (000)                                                                       MATURITY DATES       INTEREST RATES        VALUE
----------                                                                  --------------------   ---------------   --------------
TAX-EXEMPT COMMERCIAL PAPER--26.38%
$    7,700  New Jersey Economic Development Authority ...................   01/20/00 to 02/14/00   3.250 to 3.750%   $    7,700,000
     2,700  New Jersey Educational Facilities Authority Series A ........   01/25/00 to 04/07/00   3.600 to 3.650         2,700,000
     8,000  New Jersey Tax Revenue Series 1997 A ........................   02/07/00 to 04/10/00   3.550 to 3.650         8,000,000
     1,400  Port Authority of New York and New Jersey ...................         02/11/00             3.250              1,400,000
     5,438  Puerto Rico Commonwealth Government Development Bank ........   02/04/00 to 03/13/00   3.350 to 3.600         5,438,000
       800  Salem County Pollution Control Financing Series 1988A .......         01/14/00             3.400                800,000
     1,200  Salem County Pollution Control Financing (Electric And Gas) .             A                5.500              1,200,000
     1,400  Salem County New Jersey Pollution Control 1988A .............         04/11/00             3.600              1,400,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$28,638,000) ...................                                                28,638,000
                                                                                                                     --------------
Total Investments (cost--$102,132,382 which approximates
  cost for federal income tax purposes)--94.08% .........................                                               102,132,382
Other assets in excess of liabilities--5.92% ............................                                                 6,431,099
                                                                                                                     --------------
Net Assets (applicable to 108,568,218 shares of beneficial
   interest at $1.00 per share)--100.00% ................................                                            $  108,563,481
                                                                                                                     ==============

--------------------

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 1999 and reset periodically.



                       Weighted average maturity--37 days



                See accompanying notes to financial statements.

PAINEWEBBER


STATEMENT OF OPERATIONS

                                                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
                                            ----------------------------------------------------------------------------------------
                                            MONEY MARKET    U.S. GOVERNMENT       RMA           RMA            RMA          RMA
                                              PORTFOLIO        PORTFOLIO        TAX-FREE     CALIFORNIA      NEW YORK    NEW JERSEY
                                            ------------    ---------------   -----------    ----------     ----------   ----------
INVESTMENT INCOME:
Interest .................................. $388,082,179     $35,836,508      $45,036,274    $9,443,450     $6,585,092   $1,369,345
                                            ------------     -----------      -----------    ----------     ----------   ----------
EXPENSES:
Investment advisory and administration ....   35,981,557       2,968,772        5,662,085     1,440,091        963,170      210,942
Transfer agency and related services fees .    3,958,963         219,207          351,600        77,883         26,125       13,594
Custody and accounting ....................      717,347          72,163          133,146        31,940         15,829        4,219
Federal and state registration ............      441,105          40,989           67,372        17,837         13,879        8,752
Reports and notices to shareholders .......      278,185          28,465           73,250        22,678          9,440        8,672
Legal and audit ...........................      136,989          58,835           85,200        29,065         27,120       19,744
Insurance .................................      138,981          16,750           17,250         8,521          6,790          875
Directors'/Trustees' fees .................        5,250           5,250            5,250         5,250          5,250        5,250
Distribution fees .........................         --           894,666        1,651,795       383,408        247,921       50,626
Other expenses ............................       38,648           5,623           87,759         5,249          2,531       21,970
                                            ------------     -----------      -----------    ----------     ----------   ----------
                                              41,697,025       4,310,720        8,134,707     2,021,922      1,318,055      344,644
                                            ------------     -----------      -----------    ----------     ----------   ----------
Net investment income .....................  346,385,154      31,525,788       36,901,567     7,421,528      5,267,037    1,024,701
NET REALIZED GAIN (LOSS) FROM
  INVESTMENT TRANSACTIONS .................       28,451           5,653           (2,215)            3           --           --
                                            ------------     -----------      -----------    ----------     ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .............................. $346,413,605     $31,531,441      $36,899,352    $7,421,531     $5,267,037   $1,024,701
                                            ============     ===========      ===========    ==========     ==========   ==========



                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX MONTHS ENDED
                                                                          DECEMBER 31, 1999         FOR THE YEAR ENDED
                                                                              (UNAUDITED)             JUNE 30, 1999
                                                                        ------------------------    ------------------
PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income ...............................................       $   346,385,154         $   590,891,031
Net realized gain from investment transactions ......................                28,451                 669,851
                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ................           346,413,605             591,560,882
                                                                            ---------------         ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...............................................          (346,385,154)           (590,891,031)
                                                                            ---------------         ---------------
Net increase in net assets from capital share transactions ..........         1,071,541,126           2,310,244,447
                                                                            ---------------         ---------------
Net increase in net assets ..........................................         1,071,569,577           2,310,914,298

NET ASSETS:
Beginning of period .................................................        13,446,140,114          11,135,225,816
                                                                            ---------------         ---------------
End of period .......................................................       $14,517,709,691         $13,446,140,114
                                                                            ---------------         ---------------

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income ...............................................       $    31,525,788      $       60,699,944
Net realized gain from investment transactions ......................                 5,653                   2,334
                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ................            31,531,441              60,702,278
                                                                            ---------------         ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...............................................           (31,525,788)            (60,699,944)
                                                                            ---------------         ---------------
Net increase in net assets from capital share transactions ..........           182,625,844             175,015,861
                                                                            ---------------         ---------------
Net increase in net assets ..........................................           182,631,497             175,018,195

NET ASSETS:
Beginning of period .................................................         1,354,593,669           1,179,575,474
                                                                            ---------------         ---------------
End of period .......................................................       $ 1,537,225,166         $ 1,354,593,669
                                                                            ===============         ===============

PAINEWEBBER RMA TAX FREE FUND, INC.

FROM OPERATIONS:
Net investment income ...............................................       $    36,901,567         $    66,764,600
Net realized gain (loss) from investment transactions ...............                (2,215)                 47,717
                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ................            36,899,352              66,812,317
                                                                            ---------------         ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ...............................................           (36,901,567)            (66,764,600)
                                                                            ---------------         ---------------
Net increase in net assets from capital share transactions ..........           132,115,447             152,921,293
                                                                            ---------------         ---------------
Net increase in net assets ..........................................           132,113,232             152,969,010
NET ASSETS:
Beginning of period .................................................         2,424,937,913           2,271,968,903
                                                                            ---------------         ---------------
End of period .......................................................       $ 2,557,051,145         $ 2,424,937,913
                                                                            ===============         ===============


                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX MONTHS ENDED
                                                                          DECEMBER 31, 1999         FOR THE YEAR ENDED
                                                                              (UNAUDITED)             JUNE 30, 1999
                                                                        ------------------------    ------------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income .............................................          $    7,421,528          $   14,099,234
Net realized gain from investment transactions ....................                       3                   1,210
                                                                             --------------          --------------
Net increase in net assets resulting from operations ..............               7,421,531              14,100,444
                                                                             --------------          --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .............................................              (7,421,528)            (14,099,234)
                                                                             --------------          --------------
Net increase in net assets from beneficial interest transactions...              69,708,594               8,337,126
                                                                             --------------          --------------
Net increase in net assets.........................................              69,708,597               8,338,336

NET ASSETS:
Beginning of period ...............................................             575,295,608             566,957,272
                                                                             --------------          --------------
End of period .....................................................          $  645,004,205          $  575,295,608
                                                                             ==============          ==============

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income .............................................          $    5,267,037          $   10,153,704
Net realized gain from investment transactions ....................                --                        11,853
                                                                             --------------          --------------
Net increase in net assets resulting from operations ..............               5,267,037              10,165,557
                                                                             --------------          --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .............................................              (5,267,037)            (10,153,704)
                                                                             --------------          --------------
Net increase in net assets from beneficial interest transactions...              26,690,436              33,477,063
                                                                             --------------          --------------
Net increase in net assets ........................................              26,690,436              33,488,916

NET ASSETS:
Beginning of period ...............................................             372,879,722             339,390,806
                                                                             --------------          --------------
End of period .....................................................          $  399,570,158          $  372,879,722
                                                                             --------------          --------------

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income .............................................          $    1,024,701           $   1,418,145
Net realized loss from investment transactions ....................                    --                        (2)
                                                                             --------------          --------------
Net increase in net assets resulting from operations ..............               1,024,701               1,418,143
                                                                             --------------          --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .............................................              (1,024,701)             (1,418,145)
                                                                             --------------          --------------
Net increase in net assets from beneficial interest transactions...              45,591,426              14,692,667
                                                                             --------------          --------------
Net increase in net assets.........................................              45,591,426              14,692,665

NET ASSETS:
Beginning of period ...............................................              62,972,055              48,279,390
                                                                             --------------          --------------
End of period .....................................................          $  108,563,481          $   62,972,055
                                                                             ==============          ==============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber RMA Money Fund, Inc. (the "Corporation") and PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

   PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

   The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

   Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISER AND ADMINISTRATOR

   Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                ANNUAL
          AVERAGE DAILY NET ASSETS                                                               RATE
          ------------------------                                                              ------
          MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
          All ...........................................................................        0.50%

          U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
          Up to $300 million ............................................................        0.50
          In excess of $300 million up to $750 million ..................................        0.44
          Over $750 million .............................................................        0.36

          RMA TAX-FREE:
          Up to $1.0 billion ............................................................        0.50
          In excess of $1.0 billion up to $1.5 billion ..................................        0.44
          Over $1.5 billion .............................................................        0.36

   At December 31, 1999, the Funds owed PaineWebber for investment advisory and administration fees as follows:

          Money Market Portfolio ...................................................      $ 6,337,052
          U.S. Government Portfolio ................................................          501,890
          RMA Tax-Free .............................................................          972,383
          RMA California ...........................................................          248,366
          RMA New York .............................................................          158,027
          RMA New Jersey ...........................................................           44,516

   Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

   PaineWebber is the distributor of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, PaineWebber is compensated

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey which pays at the annual rate of 0.12%. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 1999, the Funds owed PaineWebber for such service fees as follows:

          U.S. Government Portfolio ................................................      $ 151,328
          RMA Tax-Free .............................................................        284,696
          RMA California ...........................................................         66,227
          RMA New York .............................................................         40,563
          RMA New Jersey ...........................................................         10,684

TRANSFER AGENCY AND RELATED SERVICES FEES

   PaineWebber provides transfer agency and related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended December 31, 1999, PaineWebber received an approximate percentage of total transfer agency and related service fees from PFPC, Inc., not the Funds, as follows:

          Money Market Portfolio ...................................................             54%
          U.S. Government Portfolio ................................................             54%
          RMA Tax-Free .............................................................             53%
          RMA California ...........................................................             54%
          RMA New York .............................................................             53%
          RMA New Jersey ...........................................................             58%

MONEY MARKET FUND INSURANCE BOND

   Effective September 30, 1999, each Fund (except U.S. Government Portfolio) obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the period September 30, 1999 to December 31, 1999, the Funds did not use this insurance bond.

OTHER LIABILITIES

   At December 31, 1999, the Funds had the following liabilities outstanding:

                                                                                              PAYABLE FOR
                                                                                 DIVIDENDS    INVESTMENTS
                                                                                  PAYABLE      PURCHASED
                                                                              ------------    ------------
          Money Market Portfolio .........................................    $ 23,204,312    $        --
          U.S. Government Portfolio ......................................       1,930,126             --
          RMA Tax-Free ...................................................       2,902,156     37,990,752
          RMA California .................................................         598,881             --
          RMA New York ...................................................         421,773             --
          RMA New Jersey .................................................         106,196             --

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FEDERAL TAX STATUS

   Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

   At June 30, 1999, the Funds had capital loss carryforwards as follows:

          Money Market Portfolio ...................................................      $ 2,458,926
          RMA Tax-Free .............................................................          350,027
          RMA California ...........................................................          203,438
          RMA New York .............................................................           67,140
          RMA New Jersey ...........................................................            4,739

   These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire on June 30, 2003 for Money Market Portfolio, between June 30, 2000 and June 30, 2004 for RMA Tax-Free and RMA California, between June 30, 2000 and June 30, 2003 for RMA New York, and between June 30, 2002 and June 30, 2007 for RMA New Jersey. To the extent these losses are used to offset future net capital gains, the gains so offset will not be distributed. U.S. Government Portfolio did not have a capital loss carryforward at June 30, 1999.

CAPITAL SHARE TRANSACTIONS

   There are 30 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                     FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                              -------------------------------------------------------
                                                                MONEY MARKET       U.S. GOVERNMENT          RMA
                                                                 PORTFOLIO            PORTFOLIO           TAX-FREE
                                                              ---------------      ---------------     --------------
Shares sold ..........................................         45,476,115,256       3,777,426,113       7,464,735,121
Shares repurchased ...................................        (44,742,806,855)     (3,625,940,553)     (7,368,476,328)
Dividends reinvested .................................            338,232,725          31,140,284          35,856,654
                                                              ---------------      --------------      --------------
Net increase in shares outstanding ...................          1,071,541,126         182,625,844         132,115,447
                                                              ---------------      --------------      --------------
                                                              ---------------      --------------      --------------


                                                                          FOR THE YEAR ENDED JUNE 30, 1999
                                                              -------------------------------------------------------
                                                                MONEY MARKET       U.S. GOVERNMENT         RMA
                                                                 PORTFOLIO           PORTFOLIO           TAX-FREE
                                                              ---------------      --------------     ---------------
Shares sold ...............................................    78,943,557,998       7,619,283,399      14,110,685,842
Shares repurchased ........................................   (77,207,533,976)     (7,503,585,467)    (14,022,965,674)
Dividends reinvested ......................................       574,220,425          59,317,929          65,201,125
                                                              ---------------      --------------      --------------
Net increase in shares outstanding ........................     2,310,244,447         175,015,861         152,921,293
                                                              ---------------      --------------      --------------
                                                              ---------------      --------------      --------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                                                 ------------------------------------------------
                                                                     RMA               RMA              RMA
                                                                 CALIFORNIA         NEW YORK         NEW JERSEY
                                                               --------------    --------------     -------------
Shares sold ...............................................     1,564,286,757     1,286,991,136      282,513,437
Shares repurchased ........................................    (1,501,785,857)   (1,265,388,568)    (237,874,266)
Dividends reinvested ......................................         7,207,694         5,087,868          952,255
                                                               --------------    --------------     -------------
Net increase in shares outstanding ........................        69,708,594        26,690,436       45,591,426
                                                               --------------    --------------     -------------
                                                               --------------    --------------     -------------


                                                                         FOR THE YEAR ENDED JUNE 30, 1999
                                                                 ------------------------------------------------
                                                                     RMA               RMA              RMA
                                                                 CALIFORNIA         NEW YORK         NEW JERSEY
                                                               --------------    --------------     -------------
Shares sold ...............................................     3,334,106,869     2,849,385,444      487,037,910
Shares repurchased ........................................    (3,339,563,811)   (2,825,755,516)    (473,713,631)
Dividends reinvested ......................................        13,794,068         9,847,135        1,368,388
                                                               --------------    --------------     -------------
Net increase in shares outstanding ........................         8,337,126        33,477,063       14,692,667
                                                               --------------    --------------     -------------
                                                               --------------    --------------     -------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                     FOR THE YEARS ENDED JUNE 30,
                                                FOR THE            ---------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1999
                                               (UNAUDITED)           1999          1998         1997         1996           1995
                                            -----------------  ------------  ------------  -----------  -----------     -----------
Net asset value, beginning of period ......   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net investment income .....................          0.024            0.046         0.051        0.049        0.051           0.049
Dividends from net investment income ......         (0.024)          (0.046)       (0.051)      (0.049)      (0.051)         (0.049)
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net asset value, end of period ............   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Total investment return(1) ................           2.44%            4.76%         5.21%        5.04%        5.25%           5.00%
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $ 14,517,710     $ 13,446,140  $ 11,135,226  $ 8,673,055  $ 7,522,612     $ 5,398,146
Expenses to average net assets ............           0.58%*           0.59%         0.60%        0.59%        0.60%(2)        0.59%
Net investment income to average net assets           4.81%*           4.64%         5.09%        4.94%        5.14%(2)        4.91%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                     FOR THE YEARS ENDED JUNE 30,
                                                FOR THE            ---------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1999
                                               (UNAUDITED)           1999          1998         1997         1996           1995
                                            -----------------  ------------  ------------  -----------  -----------     -----------
Net asset value, beginning of period ......   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net investment income .....................          0.022            0.044         0.049        0.048        0.049           0.046
Dividends from net investment income ......         (0.022)          (0.044)       (0.049)      (0.048)      (0.049)         (0.046)
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net asset value, end of period ............   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Total investment return(1) ................           2.23%            4.45%         5.05%        4.88%        5.04%           4.67%
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $  1,537,225     $  1,354,594  $  1,179,575  $ 1,083,866  $ 1,137,510     $   815,781
Expenses to average net assets ............           0.60%*           0.60%         0.57%        0.62%        0.65%(2)        0.63%
Net investment income to average net assets           4.39%*           4.35%         4.93%        4.78%        4.91%(2)        4.55%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.


FINANCIAL HIGHLIGHTS

Selected Data for a share of common stock outstanding throughout each period is presented below:

                                                                                     FOR THE YEARS ENDED JUNE 30,
                                                FOR THE            ---------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1999
                                               (UNAUDITED)           1999          1998         1997         1996           1995
                                            -----------------  ------------  ------------  -----------  -----------     -----------
Net asset value, beginning of period ......   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net investment income .....................          0.014            0.026         0.031        0.029        0.030           0.030
Dividends from net investment income ......         (0.014)          (0.026)       (0.031)      (0.029)      (0.030)         (0.030)
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net asset value, end of period ............   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Total investment return(1) ................           1.41%            2.67%         3.10%        2.98%        3.09%           3.03%
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $  2,557,051     $  2,424,938  $  2,271,969  $ 2,065,920  $ 2,013,448     $ 1,562,040
Expenses to average net assets ............           0.62%*           0.59%         0.58%        0.61%        0.61%(2)        0.63%
Net investment income to average net assets           2.79%*           2.63%         3.06%        2.94%        3.02%(2)        3.00%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                     FOR THE YEARS ENDED JUNE 30,
                                                FOR THE            ---------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1999
                                               (UNAUDITED)           1999          1998         1997         1996           1995
                                            -----------------  ------------  ------------  -----------  -----------     -----------
Net asset value, beginning of period ......   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net investment income .....................          0.012            0.023         0.028        0.028        0.029           0.029
Dividends from net investment income ......         (0.012)          (0.023)       (0.028)      (0.028)      (0.029)         (0.029)
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net asset value, end of period ............   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Total investment return(1) ................           1.22%            2.31%         2.87%        2.87%        2.89%           2.91%
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $    645,004     $    575,296  $    566,957  $   492,915  $   473,726     $   330,937
Expenses to average net assets ............           0.66%*           0.67%         0.65%        0.62%        0.70%(2)        0.69%
Net investment income to average net assets           2.42%*           2.28%         2.83%        2.83%        2.82%(2)        2.87%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                     FOR THE YEARS ENDED JUNE 30,
                                                FOR THE            ---------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 1999
                                               (UNAUDITED)           1999          1998         1997         1996           1995
                                            -----------------  ------------  ------------  -----------  -----------     -----------
Net asset value, beginning of period ......   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net investment income .....................          0.013            0.025         0.029        0.028        0.029           0.028
Dividends from net investment income ......         (0.013)          (0.025)       (0.029)      (0.028)      (0.029)         (0.028)
                                              ------------     ------------  ------------  -----------  -----------     -----------
Net asset value, end of period ............   $       1.00     $       1.00  $       1.00  $      1.00  $      1.00     $      1.00
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Total investment return(1) ................           1.35%            2.50%         2.97%        2.85%        2.91%           2.81%
                                              ------------     ------------  ------------  -----------  -----------     -----------
                                              ------------     ------------  ------------  -----------  -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $    399,570     $    372,880  $    339,391  $   274,338  $   255,177     $   192,799
Expenses to average net assets before
  waiver from adviser .....................           0.66%*           0.65%         0.65%        0.77%        0.74%(2)        0.71%
Expenses to average net assets after
  waiver from adviser .....................           0.66%*           0.65%         0.65%        0.67%        0.72%(2)        0.68%
Net investment income to average net
assets before waiver from adviser .........           2.66%*           2.46%         2.92%        2.71%        2.80%(2)        2.78%
Net investment income to average net
  assets after waiver from adviser ........           2.66%*           2.46%         2.92%        2.81%        2.82%(2)        2.81%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                 FOR THE EIGHT        FOR THE
                                                                                                  MONTHS ENDED      YEARS ENDED
                                                SIX MONTHS ENDED    FOR THE YEARS ENDED JUNE 30,    JUNE 30,        OCTOBER 31,
                                               DECEMBER 31, 1999  ------------------------------ --------------- ------------------
                                                  (UNAUDITED)        1999       1998      1997        1996        1995(2)    1994
                                               -----------------  ---------- --------- --------- --------------- --------- --------
Net asset value, beginning of period ........      $    1.00       $   1.00   $   1.00  $  1.00     $   1.00     $   1.00  $   1.00
                                                   ---------       --------   --------  --------     --------     -------  --------
Net investment income .......................          0.012          0.022      0.026     0.026       0.017        0.027     0.018
Dividends from net investment income ........         (0.012)        (0.022)    (0.026)   (0.026)     (0.017)      (0.027)   (0.018)
                                                   ---------       --------   --------  --------     --------     -------  --------
Net asset value, end of period ..............      $    1.00       $   1.00   $   1.00  $   1.00    $   1.00     $   1.00  $   1.00
                                                   ---------       --------   --------  --------     --------     -------  --------
                                                   ---------       --------   --------  --------     --------     -------  --------
Total investment return(1) ..................           1.20%          2.21%      2.67%     2.65%       1.71%        2.75%     1.76%
                                                   ---------       --------   --------  --------     --------     -------  --------
                                                   ---------       --------   --------  --------     --------     -------  --------
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........      $ 108,563       $ 62,972   $ 48,279  $ 52,324   $  42,233     $ 36,206  $ 31,981
Expenses to average net assets ..............           0.82%*         0.89%      0.85%     0.81%       0.95%*       0.93%     0.85%
Net investment income to average net assets..           2.39%*         2.18%      2.64%     2.63%       2.56%*       2.73%     1.74%

-----------------
*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

                                SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                  PAINEWEBBER

                                                  --------------------------
                                                  RMA MONEY MARKET
                                                  PORTFOLIO

                                                  RMA U.S. GOVERNMENT
                                                  PORTFOLIO

                                                  RMA TAX-FREE FUND,
                                                  INC.

                                                  RMA CALIFORNIA
                                                  MUNICIPAL MONEY
                                                  FUND

                                                  RMA NEW YORK
                                                  MUNICIPAL MONEY
                                                  FUND

                                                  RMA NEW JERSEY
                                                  MUNICIPAL MONEY
                                                  FUND


                                                  DECEMBER 31, 1999




                                   PAINEWEBBER
                        -C-2000 PaineWebber Incorporated
                               All rights reserved
                                   Member SIPC

--------------------------------------------------------------------------------


DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019



SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019





THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORD OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON. THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.